[Front cover page]

Prospectus
November 30, 2000

The Galaxy Fund
Galaxy Money Market Portfolios

Galaxy Prime Reserves
Galaxy Tax-Exempt Reserves
Galaxy Government Reserves

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Funds or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


                                                                  U.S. Clearing,
                                            a division of Fleet Securities, Inc.
                                                  Member New York Stock Exchange
                                                                     Member SIPC

Contents


Risk/return summary............................................................1
Introduction...................................................................1
Galaxy Prime Reserves..........................................................3
Galaxy Tax-Exempt Reserves.....................................................6
Galaxy Government Reserves....................................................10
Additional information about risk.............................................13
Investor guidelines...........................................................14

Fund management...............................................................15

How to invest in the Funds....................................................16
Buying and selling shares.....................................................16
         How to buy shares....................................................16
         How to sell shares...................................................17
         Other transaction policies...........................................18

Distribution and shareholder service fees.....................................18

Dividends, distributions and taxes............................................19

Financial highlights..........................................................21

Risk/return summary

INTRODUCTION

This prospectus describes the Galaxy Prime Reserves, Galaxy Tax-Exempt Reserves and Galaxy Government Reserves (the "Funds"), three money market portfolios offered by The Galaxy Fund. The Funds invest primarily in short-term debt obligations, commonly known as money market instruments, that are determined by the Funds' investment adviser to carry very little risk. Money market instruments purchased by the Funds must meet strict requirements as to investment quality, maturity and diversification. The Funds generally don't invest in securities with remaining maturities of more than 397 days (subject to certain exceptions) and the average maturity of all securities held by a particular Fund must be 90 days or less. Each Fund tries to maintain its share price at $1.00 to protect your investment from loss.

Shares of the Funds are offered to customers who maintain qualified accounts with brokerage firms that are clients of U.S. Clearing, a division of Fleet Securities, Inc. ("U.S. Clearing").

On the following pages, you'll find important information about each Fund including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective
-    the main risks associated with an investment in the Fund
-    the fees and expenses that you will pay as an investor in the Fund.

[Sidenote:]
MATURITY
The maturity of a security is the date when the issuer must repay the security's entire principal amount to an investor, such as a Fund.

WHICH FUND IS RIGHT FOR YOU?

Not all mutual funds are right for all investors. Your investment goals and tolerance for risk will determine which Fund is right for you. On page __, you'll find a table which sets forth general guidelines to help you decide which of the Funds is best suited to you.

THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for all of these Funds.

AN INVESTMENT IN THE FUNDS ISN'T A FLEET BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

GALAXY PRIME RESERVES

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of money market instruments, including commercial paper, notes and bonds issued by U.S. corporations, obligations issued by the U.S. Government and its agencies and instrumentalities, and obligations issued by U.S. and foreign banks, such as certificates of deposit. The Fund also invests in repurchase agreements issued by financial institutions such as banks and broker-dealers.

The Fund will only buy a security if it has the highest short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

[Sidenote:]
REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which a fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the fund on a certain date and at a certain price.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
- REPURCHASE AGREEMENTS - Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows the Fund's performance during the last calendar year.


[Sidenote:]
Best quarter:                   1.18% for the quarter ending December 31, 1999
Worst quarter:                  1.00% for the quarter ending June 30, 1999

[bar chart goes here]

---------------------
        1999
---------------------
       4.33%
---------------------

The Fund's total return for the nine months ended September 30, 2000 was 4.11 %.

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 1999.

-----------------------------------------------------------------------------
                                      1 year            Since inception
-----------------------------------------------------------------------------
Galaxy Prime
Reserves                              4.33%             4.34% (9/22/98)
-----------------------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

FEES AND EXPENSES OF THE FUND

There are no sales charges when you buy or sell shares of the Fund. The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund. Fees charged by U.S. Clearing for services related to an investment in the Fund are in addition to and are not reflected in the fees and expenses in the following table. These fees will be deducted each month from your Fund account and will reduce your yield.

Annual Fund operating expenses (expenses deducted from the Fund's assets)(1)

----------------------------------------------------------------------------------------------------------------------------
                                                    Distribution and service                            Total Fund
                         Management fees            (12b-1) fees                  Other expenses        operating expenses
----------------------------------------------------------------------------------------------------------------------------
Galaxy Prime Reserves    0.36%                      0.56%(2)                      0.11%                 1.03%
----------------------------------------------------------------------------------------------------------------------------

(1) Represents the fees and expenses incurred by the Fund during the last fiscal year as restated to reflect current fees and expenses.
(2) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.00% of the Fund's average daily net assets but will limit such fees to no more than 0.56% of average daily net assets during the current fiscal year.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

------------------------------------------------------------------------------------------------------
                                1 year                3 years            5 years           10 years
------------------------------------------------------------------------------------------------------
Galaxy Prime
Reserves                         $105                  $328                $569             $1,259
------------------------------------------------------------------------------------------------------

GALAXY TAX-EXEMPT RESERVES


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its net assets in municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from regular federal income tax. Under normal conditions, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

[Sidenote:]
MUNICIPAL SECURITIES
State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.

[Sidenote:]
TYPES OF MUNICIPAL SECURITIES
GENERAL OBLIGATION securities are secured by the issuer's full faith, credit and taxing power. REVENUE OBLIGATION securities are usually payable only from revenues derived from specific facilities or revenue sources. PRIVATE ACTIVITY BONDS are usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds.

[Sidenote:]
TAX-EQUIVALENT YIELD
One way to understand the tax advantages of a tax-exempt fund is to compare its after-tax return to that of a taxable investment. For example, suppose a taxable fund pays a return of 10%. If you're in the 36% tax bracket, the fund's return after taxes is 6.4%. When a tax-exempt fund pays a return of 10%, you don't pay tax. So if you're in the 36% tax bracket that's the equivalent of earning about 15.6% on a taxable fund. If you're in a low tax bracket, however, it may not be helpful to invest in a tax-exempt fund if you can achieve a higher after-tax return from a taxable investment.


THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.
- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows the Fund's performance during the last calendar year.


[Sidenote:]
Best quarter:                   0.64% for the quarter ending December 31, 1999
Worst quarter:                  0.47% for the quarter ending March 31, 1999

[bar chart goes here]

---------------------
        1999
---------------------
       2.23%
---------------------

The Fund's total return for the nine months ended September 30, 2000 was 2.27 %.

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 1999.

-----------------------------------------------------------
                           1 year       Since inception
-----------------------------------------------------------
Galaxy Tax-Exempt
Reserves                    2.23%       2.25% (9/22/98)
-----------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

FEES AND EXPENSES OF THE FUND

There are no sales charges when you buy or sell shares of the Fund. The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund. Fees charged by U.S. Clearing for services related to an investment in the Fund are in addition to and are not reflected in the fees and expenses in the following table. These fees will be deducted each month from your Fund account and will reduce your yield.


Annual Fund operating expenses (expenses deducted from the Fund's assets)(1)

--------------------------------------------------------------------------------------------
                                          Distribution and                       Total Fund
                      Management          service (12b-1)         Other          operating
                      fees                fees                    expenses       expenses
--------------------------------------------------------------------------------------------
Galaxy Tax-
Exempt
Reserves              0.40%               0.51%(2)                0.16%          1.07%
--------------------------------------------------------------------------------------------

(1) Represents the fees and expenses incurred by the Fund during the last fiscal year as restated to reflect current fees and expenses.
(2) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.00% of the Fund's average daily net assets but will limit such fees to no more than 0.51% of average daily net assets during the current fiscal year.


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

------------------------------------------------------------------------------------------------------------
                                    1 year            3 years            5 years             10 years
------------------------------------------------------------------------------------------------------------
Galaxy Tax-Exempt
Reserves                             $109              $340               $590                $1,306
------------------------------------------------------------------------------------------------------------

GALAXY GOVERNMENT RESERVES

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies and instrumentalities. The Fund also invests in repurchase agreements backed by these obligations.

[Sidenote:]
U.S. GOVERNMENT OBLIGATIONS
U.S. Government obligations are debt obligations issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. U.S. Government obligations generally have less credit risk than other debt obligations.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although U.S. Government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
- REPURCHASE AGREEMENTS - Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows the Fund's performance during the last calendar year.

[Sidenote:]
Best quarter:                   1.14% for the quarter ending December 31, 1999
Worst quarter:                  0.96% for the quarter ending June 30, 1999

[bar chart goes here]

---------------------
        1999
---------------------
       4.19%
---------------------

The Fund's total return for the nine months ended September 30, 2000 was 4.01 %.

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 1999.

--------------------------------------------------------------------
                              1 year         Since inception
--------------------------------------------------------------------
Galaxy Government
Reserves                      4.19%          4.22% (9/22/98)
--------------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

FEES AND EXPENSES OF THE FUND

There are no sales charges when you buy or sell shares of the Fund. The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund. Fees charged by U.S. Clearing for services related to an investment in the Fund are in addition to and are not reflected in the fees and expenses in the following table. These fees will be deducted each month from your Fund account and will reduce your yield.

Annual Fund operating expenses (expenses deducted from the Fund's assets)(1)

--------------------------------------------------------------------------------------------
                                          Distribution and                       Total Fund
                      Management          service (12b-1)         Other          operating
                      fees                fees                    expenses       expenses
--------------------------------------------------------------------------------------------
Galaxy Government
Reserves              0.40%               0.51%(2)                0.15%          1.06%
--------------------------------------------------------------------------------------------

(1) Represents the fees and expenses incurred by the Fund during the last fiscal year as restated to reflect current fees and expenses.
(2) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.00% of the Fund's average daily net assets but will limit such fees to no more than 0.51% of average daily net assets during the current fiscal year.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

-------------------------------------------------------------------------------------------------------------
                                 1 year               3 years            5 years             10 years
-------------------------------------------------------------------------------------------------------------
Galaxy Government
Reserves                          $108                 $337               $585                $1,294
-------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT RISK

The main risks associated with an investment in each of the Funds have been described above. The following supplements that discussion.

TEMPORARY DEFENSIVE POSITIONS

Each Fund may temporarily hold up to 100% of its total assets in investments that aren't part of its main investment strategy during unfavorable market conditions. These investments may include cash (which will not earn any income) and, in the case of the Galaxy Tax-Exempt Reserves, short-term taxable investments, such as money market instruments and debt securities issued or guaranteed by the U.S. Government or its agencies, in excess of 20% of the Fund's net assets. This strategy could prevent a Fund from achieving its investment objective.

OTHER TYPES OF INVESTMENTS

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.

INVESTOR GUIDELINES

The table below provides information as to which type of investor might want to invest in each of the Funds. It's meant as a general guide only. TAX-EXEMPT FUNDS ARE GENERALLY NOT APPROPRIATE INVESTMENTS FOR TAX-DEFERRED RETIREMENT ACCOUNTS, SUCH AS IRAs, BECAUSE THEIR RETURNS BEFORE TAXES ARE GENERALLY LOWER THAN THOSE OF TAXABLE FUNDS. Consult your Account Executive for help in deciding which Fund is right for you.

-------------------------------------------------------------------------------------------------------------
GALAXY FUND                                             FOR INVESTORS WHO WANT...
-------------------------------------------------------------------------------------------------------------
                                                        a flexible and convenient way to manage cash while
Galaxy Prime Reserves                                   earning money market returns
-------------------------------------------------------------------------------------------------------------
                                                        a way to earn money market returns that are free
Galaxy Tax-Exempt Reserves                              from federal income tax
-------------------------------------------------------------------------------------------------------------
                                                        a way to earn money market returns with the extra
Galaxy Government Reserves                              margin of safety associated with U.S. Government
                                                        obligations
-------------------------------------------------------------------------------------------------------------

Fund management

ADVISER

The Adviser, an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 100 Federal Street, Boston, Massachusetts 02109. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of September 30, 2000, the Adviser managed over $102 billion in assets.

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities, and maintains related records.

ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

MANAGEMENT FEES

The management fees paid to the Adviser by the Funds during the last fiscal year are set forth below.

------------------------------------------------------------------------------------------------------------------
FUND                                                   MANAGEMENT FEE AS A % OF AVERAGE NET ASSETS
------------------------------------------------------------------------------------------------------------------
Galaxy Prime Reserves                                                            0.36%
------------------------------------------------------------------------------------------------------------------
Galaxy Tax-Exempt Reserves                                                       0.40%
------------------------------------------------------------------------------------------------------------------
Galaxy Government Reserves                                                       0.40%
------------------------------------------------------------------------------------------------------------------

How to invest in the Funds

BUYING AND SELLING SHARES

You can buy and sell shares of the Funds on any business day. A business day is any day that Galaxy's distributor, Galaxy's custodian and U.S. Clearing are open for business.

If your order to buy shares is received and accepted by Galaxy's distributor before 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV next determined (and you'll begin receiving dividends on the day of purchase) if Galaxy's custodian receives the purchase price in immediately available funds by 4:00 p.m. (Eastern time) on the day of your order. The price at which you sell shares is the NAV next determined after receipt of your order in proper form as described below. Shares do not earn dividends on the day a redemption order is effected.

NAV is determined on each day the New York Stock Exchange is open for trading as of the close of regular trading that day (usually 4:00 p.m. Eastern time). The New York Stock Exchange is generally open for trading every Monday through Friday, except for national holidays.

The Funds' assets are valued at amortized cost, which is approximately equal to market value.

[Sidenote:]
NET ASSET VALUE
The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of a Fund's assets, minus the value of the Fund's liabilities, divided by the number of shares of the Fund held by investors.

[Sidenote:]
MINIMUM INVESTMENT AMOUNTS
There is no minimum initial investment to open a Fund account. The minimum for additional investments in an existing Fund account is $100.

HOW TO BUY SHARES

Shares of the Funds are offered to customers who maintain qualified accounts with brokerage firms that are clients of U.S. Clearing.

OPENING A FUND ACCOUNT
Contact your Account Executive to open a Fund account. Account balances will appear on your monthly statement.

ADDITIONAL INVESTMENTS
You can make additional investments to an existing Fund account using either of the methods described below:

BY CHECK
Mail or deliver your check payable to U.S. Clearing to your Account Executive who will deposit it into the Fund(s). Please identify the appropriate Fund(s) and indicate your brokerage account number on your check or draft.

BY SWEEP
U.S. Clearing has available an automatic "sweep" for customers in the Funds. If you request the sweep arrangement, all cash balances are moved into one of the Funds on a daily basis by U.S. Clearing on your behalf. Sales proceeds in total from trades will be swept into the designated Fund on settlement date.

U.S. Clearing is responsible for sending your order to Galaxy's distributor and for wiring payment to Galaxy's custodian. U.S. Clearing will usually hold your shares of record in its name and receive all confirmations of purchases and sales. Your ownership of the shares will be recorded by U.S. Clearing and reflected in the account statements provided to you.

HOW TO SELL SHARES

You can sell your Fund shares by using any of the methods described below:

BY CONTACTING YOUR ACCOUNT EXECUTIVE
Instruct your Account Executive to order a withdrawal from your Fund and issue a check payable to you.

BY SWEEP
U.S. Clearing's automatic "sweep" moves money automatically from your Fund for use by your brokerage account to cover security purchases or other charges to your account.

BY CHECKWRITING
This service enables you to write checks made payable to anyone. Checks cannot be written for more than the principal balance (not including any accrued dividends) in your Fund. To initiate this service, you must fill out a signature card which can be obtained from your Account Executive. There is no separate charge for the checkwriting service and your checks are provided free of charge. You will continue to receive the daily dividends declared on Fund shares to be sold until the day that the check is presented for payment.

U.S. Clearing is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge a fee for wiring sale proceeds to U.S. Clearing, but U.S. Clearing may charge your account for services in connection with the sale of Fund shares. Contact your Account Executive for more information.

OTHER TRANSACTION POLICIES

Galaxy may refuse any order to buy shares. Galaxy doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

Payment for shares of a Fund in the amount of $1,000,000 or more may be made, at the discretion of the Fund, in the form of securities that are permissible investments for the Fund. See the SAI or contact your Account Executive for more information.

Galaxy normally pays you cash when you sell your shares, but it has the right to deliver securities owned by a Fund instead of cash. When you sell these securities, you'll pay brokerage charges.

Sales proceeds are normally sent to U.S. Clearing within three business days but Galaxy reserves the right to send sales proceeds within seven business days if sending proceeds earlier could adversely affect a Fund.

Galaxy reserves the right to vary or waive any minimum investment requirement.

DISTRIBUTION AND SHAREHOLDER SERVICE FEES

Galaxy has adopted a plan under Rule 12b-1 that allows each Fund to pay fees for selling and distributing shares and for services provided to shareholders. Each Fund can pay distribution and shareholder service (12b-1) fees at an annual rate of up to 1.00% of each Fund's average daily net assets. The Galaxy Prime Reserves does not intend to pay more than 0.56%, and the Galaxy Tax-Exempt Reserves and Galaxy Government Reserves do not intend to pay more than 0.51%, of average daily net assets in distribution and shareholder service (12b-1) fees during the current fiscal year. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than paying other sales charges.

Dividends, distributions and taxes

Each Fund declares and pays dividends from net investment income daily. Although the Funds do not expect to realize net long-term capital gains, any capital gains realized will be distributed no less frequently than annually. Dividends and distributions will be reinvested in additional shares of a Fund. The crediting and payment of dividends to your account will be in accordance with the procedures governing your account at your brokerage firm.

GALAXY PRIME RESERVES AND GALAXY GOVERNMENT RESERVES

Distributions by these Funds will generally be taxable to shareholders. Each of these Funds expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions. The one major exception to these tax principles is that distributions on shares held by an IRA (or other tax-qualified plan) will not be currently taxable.

GALAXY TAX-EXEMPT RESERVES

Distributions by this Fund will generally consist of dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for shareholders for federal income tax purposes. It is possible, depending upon the Fund's investments, that a portion of the Fund's distributions could be taxable to shareholders as ordinary income or capital gains, but the Fund does not expect that this will be the case.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by the Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.


ALL FUNDS

Taxable dividends paid in January may be taxable as if they had been paid the previous December. Each year you'll receive in the mail federal tax information on distributions paid by the Funds.

OTHER STATE AND LOCAL TAX MATTERS

Generally, shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of a particular state or localities within a state.

Financial highlights

The financial highlights tables shown below will help you understand the financial performance for the Funds for the fiscal year ended July 31, 2000 and the period from September 22, 1998 (when each Fund began operations) through July 31, 1999. Certain information reflects the financial performance of a single share of each Fund. The total returns in the tables represent the rate that an investor would have earned on an investment in each Fund, assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report and are incorporated by reference into the SAI. The Annual Report and SAI are available free of charge upon request.


                              Galaxy Prime Reserves
                (For a share outstanding throughout each period)

                                                                     Year Ended          Period ended
                                                                   July 31, 2000        July 31, 1999(1)
                                                                   -------------        ----------------
Net Asset Value, Beginning of Period..........................         $1.00                 $1.00
                                                                       -----                 -----
Income from investment operations:
     Net investment income ...................................          0.05                  0.04
                                                                        ----                 ----
Less dividends:
     Dividends from net investment income.....................         (0.05)                (0.04)
                                                                       ------               ------
Net increase (decrease) in net asset value....................           --                    --
Net Asset Value, End of Period................................         $1.00                 $1.00
                                                                       =====                 =====
Total Return..................................................         5.09%                  3.59%(2)
Ratios/supplemental data:
     Net Assets, End of Period (000's)........................       $4,330,068             $4,250,399
Ratios to average net assets:
     Net investment income....................................         4.98%                  4.10%(3)
     Operating expenses.......................................         0.92%                  0.96%(3)

(1)  The Fund commenced operations on September 22, 1998.
(2)  Not annualized.
(3)  Annualized.

                           Galaxy Tax-Exempt Reserves
                (For a share outstanding throughout each period)

                                                                     Year Ended          Period ended
                                                                   July 31, 2000        July 31, 1999(1)
                                                                   -------------        ----------------
Net Asset Value, Beginning of Period..........................         $1.00                 $1.00
                                                                       -----                 -----
Income from investment operations:
     Net investment income ...................................          0.03                 0.02
                                                                        ----                 ----
Less dividends:
     Dividends from net investment income.....................         (0.03)               (0.02)
                                                                       ------               ------
Net increase (decrease) in net asset value....................           --                   --
Net Asset Value, End of Period................................         $1.00                 $1.00
                                                                       =====                 =====
Total Return..................................................         2.77%                1.82%(2)
Ratios/supplemental data:
     Net Assets, End of Period (000's)........................        $169,133             $177,840
Ratios to average net assets:
     Net investment income....................................         2.72%                2.09%(3)
     Operating expenses.......................................         0.96%                0.99%(3)

(1)  The Fund commenced operations on September 22, 1998.
(2)  Not annualized.
(3)  Annualized.

                           Galaxy Government Reserves
                (For a share outstanding throughout each period)

                                                                     Year Ended          Period ended
                                                                   July 31, 2000        July 31, 1999(1)
                                                                   -------------        ----------------
Net Asset Value, Beginning of Period..........................         $1.00                 $1.00
                                                                       -----                 -----
Income from investment operations:
     Net investment income ...................................          0.05                 0.03
                                                                        ----                 ----
Less dividends:
     Dividends from net investment income.....................         (0.05)               (0.03)
                                                                       ------               ------
Net increase (decrease) in net asset value....................           --                   --
Net Asset Value, End of Period................................         $1.00                 $1.00
                                                                       =====                 =====
Total Return..................................................         4.94%                3.49%(2)
Ratios/supplemental data:
     Net Assets, End of Period (000's)........................        $165,278             $156,853
Ratios to average net assets:
     Net investment income....................................         4.84%                4.00%(3)
     Operating expenses.......................................         0.95%                0.99%(3)

(1)  The Fund commenced operations on September 22, 1998.
(2)  Not annualized.
(3)  Annualized.

[Back Cover Page]

Where to find more information

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Galaxy's annual and semi-annual reports contain more information about each Fund.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting your Account Executive or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI  02940-6520

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090.

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is 811-4636.


[FLEET ASSIGNED CODE]

[Front cover page]

Prospectus
November 30, 2000

The Galaxy Fund
Galaxy Money Market Portfolios

Galaxy Prime Reserves
Galaxy Tax-Exempt Reserves
Galaxy Government Reserves


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Funds or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


                                                                  Quick & Reilly
                                                 A FleetBoston Financial Company

Contents

Risk/return summary...........................................................1
Introduction..................................................................1
Galaxy Prime Reserves.........................................................3
Galaxy Tax-Exempt Reserves....................................................6
Galaxy Government Reserves...................................................10
Additional information about risk............................................13
Investor guidelines..........................................................14

Fund management..............................................................15

How to invest in the Funds...................................................16
Buying and selling shares....................................................16
         How to buy shares...................................................16
         How to sell shares..................................................17
         Other transaction policies..........................................18

Distribution and shareholder service fees....................................18

Dividends, distributions and taxes...........................................19

Financial highlights.........................................................21

Risk/return summary

INTRODUCTION

This prospectus describes the Galaxy Prime Reserves, Galaxy Tax-Exempt Reserves and Galaxy Government Reserves (the "Funds"), three money market portfolios offered by The Galaxy Fund. The Funds invest primarily in short-term debt obligations, commonly known as money market instruments, that are determined by the Funds' investment adviser to carry very little risk. Money market instruments purchased by the Funds must meet strict requirements as to investment quality, maturity and diversification. The Funds generally don't invest in securities with remaining maturities of more than 397 days (subject to certain exceptions) and the average maturity of all securities held by a particular Fund must be 90 days or less. Each Fund tries to maintain its share price at $1.00 to protect your investment from loss.

Shares of the Funds are offered to customers of Quick & Reilly, Inc. ("Quick and Reilly"), an affiliate of the Funds' investment adviser, who maintain a Quick Asset -Registered Trademark- account with Quick & Reilly.

On the following pages, you'll find important information about each Fund including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective
-    the main risks associated with an investment in the Fund
-    the fees and expenses that you will pay as an investor in the Fund.

[Sidenote:]
MATURITY
The maturity of a security is the date when the issuer must repay the security's entire principal amount to an investor, such as a Fund.

WHICH FUND IS RIGHT FOR YOU?

Not all mutual funds are right for all investors. Your investment goals and tolerance for risk will determine which fund is right for you. On page __, you'll find a table which sets forth general guidelines to help you decide which of the Funds is best suited to you.

THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for all of these Funds.

AN INVESTMENT IN THE FUNDS ISN'T A FLEET BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

GALAXY PRIME RESERVES

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of money market instruments, including commercial paper, notes and bonds issued by U.S. corporations, obligations issued by the U.S. Government and its agencies and instrumentalities, and obligations issued by U.S. and foreign banks, such as certificates of deposit. The Fund also invests in repurchase agreements issued by financial institutions such as banks and broker-dealers.

The Fund will only buy a security if it has the highest short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

[Sidenote:]
REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which a fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the fund on a certain date and at a certain price.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
- REPURCHASE AGREEMENTS - Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows the Fund's performance during the last calendar year.


[Sidenote:]
Best quarter:                   1.18% for the quarter ending December 31, 1999
Worst quarter:                  1.00% for the quarter ending June 30, 1999


[bar chart goes here]

---------------------
        1999
---------------------
       4.33%
---------------------

The Fund's total return for the nine months ended September 30, 2000 was 4.11%.

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 1999.

-----------------------------------------------------------------------------
                         1 year         Since inception
-----------------------------------------------------------------------------
Galaxy Prime
Reserves                 4.33%          4.34% (9/22/98)
-----------------------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

FEES AND EXPENSES OF THE FUND

There are no sales charges when you buy or sell shares of the Fund. The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund. Fees charged by Quick & Reilly for services related to an investment in the Fund are in addition to and are not reflected in the fees and expenses in the following table. These fees will be deducted each month from your Fund account and will reduce your yield.

Annual Fund operating expenses (expenses deducted from the Fund's assets)(1)

--------------------------------------------------------------------------------------------
                                        Distribution and                        Total Fund
                      Management        service (12b-1)         Other           operating
                      fees              fees                    expenses        expenses
--------------------------------------------------------------------------------------------
Galaxy Prime
Reserves              0.36%             0.56%(2)                0.11%           1.03%
--------------------------------------------------------------------------------------------

(1) Represents the fees and expenses incurred by the Fund during the last fiscal year as restated to reflect current fees and expenses.
(2) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.00% of the Fund's average daily net assets but will limit such fees to no more than 0.56% of average daily net assets during the current fiscal year.


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

-------------------------------------------------------------------------------------------------------------
                                 1 year               3 years            5 years             10 years
-------------------------------------------------------------------------------------------------------------
Galaxy Prime
Reserves                          $105                 $328               $569                $1,259
-------------------------------------------------------------------------------------------------------------

GALAXY TAX-EXEMPT RESERVES

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its net assets in municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from regular federal income tax. Under normal conditions, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

[Sidenote:]
MUNICIPAL SECURITIES
State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.

[Sidenote:]
TYPES OF MUNICIPAL SECURITIES
GENERAL OBLIGATION securities are secured by the issuer's full faith, credit and taxing power. REVENUE OBLIGATION securities are usually payable only from revenues derived from specific facilities or revenue sources. PRIVATE ACTIVITY BONDS are usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds.

[Sidenote:]
TAX-EQUIVALENT YIELD
One way to understand the tax advantages of a tax-exempt fund is to compare its after-tax return to that of a taxable investment. For example, suppose a taxable fund pays a return of 10%. If you're in the 36% tax bracket, the fund's return after taxes is 6.4%. When a tax-exempt fund pays a return of 10%, you don't pay tax. So if you're in the 36% tax bracket that's the equivalent of earning about 15.6% on a taxable fund. If you're in a low tax bracket, however, it may not be helpful to invest in a tax-exempt fund if you can achieve a higher after-tax return from a taxable investment.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.
- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows the Fund's performance during the last calendar year.


[Sidenote:]
Best quarter:                   0.64% for the quarter ending December 31, 1999
Worst quarter:                  0.47% for the quarter ending March 31, 1999

[bar chart goes here]

---------------------
        1999
---------------------
       2.23%
---------------------

The Fund's total return for the nine months ended September 30, 2000 was 2.27%.

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 1999.

---------------------------------------------------------------------------
                         1 year         Since inception
---------------------------------------------------------------------------
Galaxy Tax-
Exempt Reserves          2.23%          2.25% (9/22/98)
---------------------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

FEES AND EXPENSES OF THE FUND

There are no sales charges when you buy or sell shares of the Fund. The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund. Fees charged by Quick & Reilly for services related to an investment in the Fund are in addition to and are not reflected in the fees and expenses in the following table. These fees will be deducted each month from your Fund account and will reduce your yield.

Annual Fund operating expenses (expenses deducted from the Fund's assets)(1)

--------------------------------------------------------------------------------------------
                                        Distribution and                        Total Fund
                      Management        service (12b-1)         Other           operating
                      fees              fees                    expenses        expenses
--------------------------------------------------------------------------------------------
Galaxy Tax-
Exempt
Reserves              0.40%             0.51%(2)                0.16%           1.07%
--------------------------------------------------------------------------------------------

(1) Represents the fees and expenses incurred by the Fund during the last fiscal year as restated to reflect current fees and expenses.
(2) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.00% of the Fund's average daily net assets but will limit such fees to no more than 0.51% of average daily net assets during the current fiscal year.


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------------------------
                                 1 year               3 years            5 years             10 years
--------------------------------------------------------------------------------------------------------
Galaxy Tax-
Exempt Reserves                  $109                 $340               $590                $1,306
--------------------------------------------------------------------------------------------------------

GALAXY GOVERNMENT RESERVES

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies and instrumentalities. The Fund also invests in repurchase agreements backed by these obligations.

[Sidenote:]
U.S. GOVERNMENT OBLIGATIONS
U.S. Government obligations are debt obligations issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. U.S. Government obligations generally have less credit risk than other debt obligations.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although U.S. Government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
- REPURCHASE AGREEMENTS - Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows the Fund's performance during the last calendar year.

[Sidenote:]
Best quarter:                   1.14% for the quarter ending December 31, 1999
Worst quarter:                  0.96% for the quarter ending June 30, 1999


[bar chart goes here]

---------------------
        1999
---------------------
       4.19%
---------------------

The Fund's total return for the nine months ended September 30, 2000 was 4.01%.

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 1999.

---------------------------------------------------------------------------
                         1 year         Since inception
---------------------------------------------------------------------------
Galaxy
Government
Reserves                 4.19%          4.22% (9/22/98)
---------------------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

FEES AND EXPENSES OF THE FUND

There are no sales charges when you buy or sell shares of the Fund. The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund. Fees charged by Quick & Reilly for services related to an investment in the Fund are in addition to and are not reflected in the fees and expenses in the following table. These fees will be deducted each month from your Fund account and will reduce your yield.

Annual Fund operating expenses (expenses deducted from the Fund's assets)(1)

--------------------------------------------------------------------------------------------
                                        Distribution and                        Total Fund
                      Management        service (12b-1)         Other           operating
                      fees              fees                    expenses        expenses
--------------------------------------------------------------------------------------------
Galaxy
Government
Reserves              0.40%             0.51%(2)                0.15%           1.06%
--------------------------------------------------------------------------------------------

(1) Represents the fees and expenses incurred by the Fund during the last fiscal year as restated to reflect current fees and expenses.

(2) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.00% of the Fund's average daily net assets but will limit such fees to no more than 0.51% of average daily net assets during the current fiscal year.


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

-------------------------------------------------------------------------------------------
                     1 year               3 years            5 years            10 years
-------------------------------------------------------------------------------------------
Galaxy
Government
Reserves             $108                 $337               $585               $1,294
-------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT RISK

The main risks associated with an investment in each of the Funds have been described above. The following supplements that discussion.

TEMPORARY DEFENSIVE POSITIONS

Each Fund may temporarily hold up to 100% of its total assets in investments that aren't part of its main investment strategy during unfavorable market conditions. These investments may include cash (which will not earn any income) and, in the case of the Galaxy Tax-Exempt Reserves, short-term taxable investments, such as money market instruments and debt securities issued or guaranteed by the U.S. Government or its agencies, in excess of 20% of the Fund's net assets. This strategy could prevent a Fund from achieving its investment objective.


OTHER TYPES OF INVESTMENTS

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.

INVESTOR GUIDELINES

The table below provides information as to which type of investor might want to invest in each of the Funds. It's meant as a general guide only. TAX-EXEMPT FUNDS ARE GENERALLY NOT APPROPRIATE INVESTMENTS FOR TAX-DEFERRED RETIREMENT ACCOUNTS, SUCH AS IRAS, BECAUSE THEIR RETURNS BEFORE TAXES ARE GENERALLY LOWER THAN THOSE OF TAXABLE FUNDS. Consult your Quick & Reilly Personal Broker for help in deciding which Fund is right for you.


-------------------------------------------------------------------------------------------
GALAXY FUND                            FOR INVESTORS WHO WANT...
-------------------------------------------------------------------------------------------
                                       a flexible and convenient way to manage cash while
Galaxy Prime Reserves                  earning money market returns
-------------------------------------------------------------------------------------------
                                       a way to earn money market returns that are free
Galaxy Tax-Exempt Reserves             from federal income tax
-------------------------------------------------------------------------------------------
                                       a way to earn money market returns with the extra
                                       margin of safety associated with U.S. Government
Galaxy Government Reserves             obligations
-------------------------------------------------------------------------------------------

Fund management

ADVISER

The Adviser, an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 100 Federal Street, Boston, Massachusetts 02109. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of September 30, 2000, the Adviser managed over $102 billion in assets.

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities, and maintains related records.

ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

MANAGEMENT FEES

The management fees paid to the Adviser by the Funds during the last fiscal year are set forth below.

-----------------------------------------------------------------------------------------------------------------
FUND                                                   MANAGEMENT FEE AS A % OF AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Galaxy Prime Reserves                                                            0.36%
-----------------------------------------------------------------------------------------------------------------
Galaxy Tax-Exempt Reserves                                                       0.40%
-----------------------------------------------------------------------------------------------------------------
Galaxy Government Reserves                                                       0.40%
-----------------------------------------------------------------------------------------------------------------

How to invest in the Funds

BUYING AND SELLING SHARES

You can buy and sell shares of the Funds on any business day. A business day is any day that Galaxy's distributor, Galaxy's custodian and Quick & Reilly are open for business.

If your order to buy shares is received and accepted by Galaxy's distributor before 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV next determined (and you'll begin receiving dividends on the day of purchase) if Galaxy's custodian receives the purchase price in immediately available funds by 4:00 p.m. (Eastern time) on the day of your order. The price at which you sell shares is the NAV next determined after receipt of your order in proper form as described below. Shares do not earn dividends on the day a redemption order is effected.

NAV is determined on each day the New York Stock Exchange is open for trading as of the close of regular trading that day (usually 4:00 p.m. Eastern time). The New York Stock Exchange is generally open for trading every Monday through Friday, except for national holidays.

The Funds' assets are valued at amortized cost, which is approximately equal to market value.

[Sidenote:]
NET ASSET VALUE
The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of a Fund's assets, minus the value of the Fund's liabilities, divided by the number of shares of the Fund held by investors.

[Sidenote:]
MINIMUM INVESTMENT AMOUNTS
The minimum initial investment to open a Fund account is $500. There are no minimum investment requirements for additional investments.

HOW TO BUY SHARES

Shares of the Funds are offered to customers of Quick & Reilly who maintain a Quick Asset -Registered Trademark- account with Quick & Reilly.

OPENING A FUND ACCOUNT
Contact your Quick & Reilly Personal Broker to open a Fund account. Account balances will appear on your Quick & Reilly monthly statement.

ADDITIONAL INVESTMENTS
You can make additional investments to an existing Fund account using either of the methods described below:

BY CHECK THROUGH QUICK & REILLY
Mail or deliver your check payable to U.S. Clearing, a division of Fleet Securities, Inc., to your Quick & Reilly Personal Broker who will deposit it into the Fund(s). Please identify the appropriate Fund(s) and indicate your brokerage account number on your check or draft.

BY SWEEP
Quick & Reilly has available an automatic "sweep" for customers in the Funds. If you request the sweep arrangement, all cash balances are moved into one of the Funds on a daily basis by Quick & Reilly on your behalf. Sales proceeds in total from trades will be swept into the designated Fund on settlement date.

U.S. Clearing is responsible for sending your order to Galaxy's distributor and for wiring payment to Galaxy's custodian. U.S. Clearing will usually hold your shares of record in its name and receive all confirmations of purchases and sales. Your ownership of the shares will be recorded by U.S. Clearing and reflected in the account statements provided to you by Quick & Reilly.

HOW TO SELL SHARES

You can sell your Fund shares by using any of the methods described below:

BY CONTACTING YOUR QUICK & REILLY PERSONAL BROKER
Instruct your Quick & Reilly Personal Broker to order a withdrawal from your Fund and issue a check payable to you.

BY SWEEP
Quick & Reilly's automatic "sweep" moves money automatically from your Fund for use by your Quick & Reilly brokerage account to cover security purchases or other charges to your account.

BY CHECKWRITING
This service enables you to write checks made payable to anyone. Checks cannot be written for more than the principal balance (not including any accrued dividends) in your Fund. To initiate this service, you must fill out a signature card which can be obtained from your Quick & Reilly Personal Broker. There is no separate charge for the checkwriting service and your checks are provided free of charge. You will continue to receive the daily dividends declared on Fund shares to be sold until the day that the check is presented for payment.

U.S. Clearing is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge a fee for wiring sale proceeds to U.S. Clearing, but U.S. Clearing may charge your account for services in connection with the sale of Fund shares. Contact your Quick & Reilly Personal Broker for more information.

OTHER TRANSACTION POLICIES

Galaxy may refuse any order to buy shares. Galaxy doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

Payment for shares of a Fund in the amount of $1,000,000 or more may be made, at the discretion of the Fund, in the form of securities that are permissible investments for the Fund. See the SAI or contact your Quick & Reilly Personal Broker for more information.

Galaxy normally pays you cash when you sell your shares, but it has the right to deliver securities owned by a Fund instead of cash. When you sell these securities, you'll pay brokerage charges.

Sales proceeds are normally sent to your Quick & Reilly Personal Broker within three business days but Galaxy reserves the right to send sales proceeds within seven business days if sending proceeds earlier could adversely affect a Fund.

Galaxy reserves the right to vary or waive any minimum investment requirement.

DISTRIBUTION AND SHAREHOLDER SERVICE FEES

Galaxy has adopted a plan under Rule 12b-1 that allows each Fund to pay fees for selling and distributing shares and for services provided to shareholders. Each Fund can pay distribution and shareholder service (12b-1) fees at an annual rate of up to 1.00% of each Fund's average daily net assets. The Galaxy Prime Reserves does not intend to pay more than 0.56%, and the Galaxy Tax-Exempt Reserves and Galaxy Government Reserves do not intend to pay more than 0.51%, of average daily net assets in distribution and shareholder service (12b-1) fees during the current fiscal year. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than paying other sales charges.

Dividends, distributions and taxes

Each Fund declares and pays dividends from net investment income daily. Although the Funds do not expect to realize net long-term capital gains, any capital gains realized will be distributed no less frequently than annually. Dividends and distributions will be reinvested in additional shares of a Fund. The crediting and payment of dividends to your account will be in accordance with the procedures governing your account at Quick & Reilly.

GALAXY PRIME RESERVES AND GALAXY GOVERNMENT RESERVES

Distributions by these Funds will generally be taxable to shareholders. Each of these Funds expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions. The one major exception to these tax principles is that distributions on shares held by an IRA (or other tax-qualified plan) will not be currently taxable.

GALAXY TAX-EXEMPT RESERVES

Distributions by this Fund will generally consist of dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for shareholders for federal income tax purposes. It is possible, depending upon the Fund's investments, that a portion of the Fund's distributions could be taxable to shareholders as ordinary income or capital gains, but the Fund does not expect that this will be the case.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by the Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

ALL FUNDS

Taxable dividends paid in January may be taxable as if they had been paid the previous December. Each year you'll receive in the mail federal tax information on distributions paid by the Funds.

OTHER STATE AND LOCAL TAX MATTERS

Generally, shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of a particular state, or localities within a state.

Financial highlights

The financial highlights tables shown below will help you understand the financial performance for the Funds for the fiscal year ended July 31, 2000 and the period from September 22, 1998 (when each Fund began operations) through July 31, 1999. Certain information reflects the financial performance of a single share of each Fund. The total returns in the tables represent the rate that an investor would have earned on an investment in each Fund, assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report and are incorporated by reference into the SAI. The Annual Report and SAI are available free of charge upon request.


                              Galaxy Prime Reserves
                (For a share outstanding throughout each period)

                                                                     Year Ended          Period ended
                                                                   JULY 31, 2000        JULY 31, 1999(1)
                                                                   -------------        ----------------
Net Asset Value, Beginning of Period..........................         $1.00                 $1.00
                                                                       -----                 -----
Income from investment operations:
     Net investment income ...................................          0.05                 0.04
                                                                        ----                 ----
Less dividends:
     Dividends from net investment income.....................         (0.05)               (0.04)
                                                                       ------               ------
Net increase (decrease) in net asset value....................           --                   --
Net Asset Value, End of Period................................         $1.00                 $1.00
                                                                       =====                 =====
Total Return..................................................         5.09%                3.59%(2)
Ratios/supplemental data:
     Net Assets, End of Period (000's)........................       $4,330,068           $4,250,399
Ratios to average net assets:
     Net investment income....................................         4.98%                4.10%(3)
     Operating expenses.......................................         0.92%                0.96%(3)

(1)  The Fund commenced operations on September 22, 1998.
(2)  Not annualized.
(3)  Annualized.

                           Galaxy Tax-Exempt Reserves
                (For a share outstanding throughout each period)

                                                                     Year Ended          Period ended
                                                                   JULY 31, 2000        JULY 31, 1999(1)
                                                                   -------------        ----------------
Net Asset Value, Beginning of Period..........................         $1.00                 $1.00
                                                                       -----                 -----
Income from investment operations:
     Net investment income ...................................          0.03                 0.02
                                                                        ----                 ----
Less dividends:
     Dividends from net investment income.....................         (0.03)               (0.02)
                                                                       ------               ------
Net increase (decrease) in net asset value....................           --                   --
Net Asset Value, End of Period................................         $1.00                 $1.00
                                                                       =====                 =====
Total Return..................................................         2.77%                1.82%(2)
Ratios/supplemental data:
     Net Assets, End of Period (000's)........................        $169,133             $177,840
Ratios to average net assets:
     Net investment income....................................         2.72%                2.09%(3)
     Operating expenses.......................................         0.96%                0.99%(3)

(1)  The Fund commenced operations on September 22, 1998.
(2)  Not annualized.
(3)  Annualized.

                           Galaxy Government Reserves
                (For a share outstanding throughout each period)

                                                                     Year Ended          Period ended
                                                                   JULY 31, 2000        JULY 31, 1999(1)
                                                                   -------------        ----------------
Net Asset Value, Beginning of Period..........................         $1.00                 $1.00
                                                                       -----                 -----
Income from investment operations:
     Net investment income ...................................          0.05                 0.03
                                                                        ----                 ----
Less dividends:
     Dividends from net investment income.....................         (0.05)               (0.03)
                                                                       ------               ------
Net increase (decrease) in net asset value....................           --                   --
Net Asset Value, End of Period................................         $1.00                 $1.00
                                                                       =====                 =====
Total Return..................................................         4.94%                3.49%(2)
Ratios/supplemental data:
     Net Assets, End of Period (000's)........................        $165,278             $156,853
Ratios to average net assets:
     Net investment income....................................         4.84%                4.00%(3)
     Operating expenses.......................................         0.95%                0.99%(3)

(1)  The Fund commenced operations on September 22, 1998.
(2)  Not annualized.
(3)  Annualized.

[Back Cover Page]

Where to find more information

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Galaxy's annual and semi-annual reports contain more information about each Fund.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting your Quick & Reilly Personal Broker or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI  02940-6520

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-6009
1-800-SEC-0330.

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is 811-4636.


[FLEET ASSIGNED CODE]

THE GALAXY FUND
STATEMENT OF ADDITIONAL INFORMATION
NOVEMBER 30, 2000

GALAXY PRIME RESERVES
GALAXY TAX-EXEMPT RESERVES
GALAXY GOVERNMENT RESERVES

     This Statement of Additional Information is not a prospectus. The prospectuses for the Funds dated November 30, 2000, as they may be supplemented or revised from time to time (the "Prospectuses"), as well as the Funds' Annual Report to Shareholders dated July 31, 2000 (the "Annual Report"), may be obtained, without charge, by writing:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

or by calling 1-877-BUY-GALAXY (1-877-289-4252)

     The financial statements included in the Annual Report and the report thereon of Ernst & Young LLP, The Galaxy Fund's independent auditors, are incorporated by reference into this Statement of Additional Information.

                                                   TABLE OF CONTENTS


                                                                                                               Page
GENERAL INFORMATION..............................................................................................1
DESCRIPTION OF GALAXY AND ITS SHARES.............................................................................1
INVESTMENT STRATEGIES, POLICIES AND RISKS........................................................................3
         Prime Reserves..........................................................................................3
         Tax-Exempt Reserves.....................................................................................4
         Government Reserves.....................................................................................4
         Other Investment Policies and Risk Considerations.......................................................4
         Quality Requirements....................................................................................4
         U.S. Government Obligations.............................................................................5
         Money Market Instruments................................................................................6
         Municipal Securities....................................................................................7
         Stand-By Commitments....................................................................................9
         Tender Option Bonds....................................................................................10
         Variable and Floating Rate Instruments.................................................................10
         Repurchase and Reverse Repurchase Agreements...........................................................11
         When-Issued and Delayed Settlement Transactions........................................................12
         Securities Lending - Prime Reserves and Government Reserves............................................13
         Guaranteed Investment Contracts - Prime Reserves.......................................................13
         Asset-Backed Securities - Prime Reserves...............................................................14
         Investment Company Securities..........................................................................15
         Portfolio Securities Generally.........................................................................15
INVESTMENT LIMITATIONS..........................................................................................15
NET ASSET VALUE.................................................................................................18
DIVIDENDS.......................................................................................................19
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..................................................................20
         Special Procedures for In-Kind Payments................................................................20
TAXES...........................................................................................................21
         In General.............................................................................................21
         Tax-Exempt Reserves....................................................................................21
         State and Local........................................................................................22
         Miscellaneous..........................................................................................23
TRUSTEES AND OFFICERS...........................................................................................23
         Shareholder and Trustee Liability......................................................................27
INVESTMENT ADVISER..............................................................................................27
ADMINISTRATOR...................................................................................................28
CUSTODIAN AND TRANSFER AGENT....................................................................................30
EXPENSES........................................................................................................31
PORTFOLIO TRANSACTIONS..........................................................................................31
DISTRIBUTION AND SERVICES PLAN..................................................................................32
DISTRIBUTOR.....................................................................................................34

                          TABLE OF CONTENTS
                            (CONTINUED)


                                                                                                              PAGE
AUDITORS........................................................................................................35
COUNSEL ........................................................................................................35
CODES OF ETHICS.................................................................................................35
PERFORMANCE AND YIELD INFORMATION...............................................................................35
         Performance Reporting..................................................................................36
MISCELLANEOUS...................................................................................................37
FINANCIAL STATEMENTS............................................................................................77
APPENDIX A.....................................................................................................A-1

                               GENERAL INFORMATION

     This Statement of Additional Information should be read in conjunction with a current Prospectus. This Statement of Additional Information relates to the Prospectuses for the Prime Reserves, Tax-Exempt Reserves and Government Reserves (the "Funds"), three money market portfolios offered by The Galaxy Fund. No investment in the Funds should be made without reading a Prospectus.

     SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, FLEETBOSTON FINANCIAL CORPORATION OR ANY OF ITS AFFILIATES, FLEET INVESTMENT ADVISORS INC., OR ANY FLEET BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.


                      DESCRIPTION OF GALAXY AND ITS SHARES

     The Galaxy Fund ("Galaxy") is an open-end management investment company currently offering shares of beneficial interest in thirty seven investment portfolios: Money Market Fund, Government Fund, U.S. Treasury Fund, Tax-Exempt Fund, Connecticut Municipal Money Market Fund, Massachusetts Municipal Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund, Institutional Treasury Money Market Fund, Prime Reserves, Government Reserves, Tax-Exempt Reserves, Equity Value Fund, Equity Growth Fund, Growth Fund II, Equity Income Fund, International Equity Fund, Pan Asia Fund, Small Company Equity Fund, Asset Allocation Fund, Small Cap Value Fund, Growth and Income Fund, Strategic Equity Fund, Short-Term Bond Fund, Intermediate Government Income Fund, High Quality Bond Fund, Corporate Bond Fund, Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Connecticut Municipal Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund, Rhode Island Municipal Bond Fund and Florida Municipal Bond Fund. Galaxy is also authorized to issue shares of beneficial interest in two additional investment portfolios, the MidCap Equity Fund and the New York Municipal Money Market Fund. As of the date of this Statement of Additional Information, however, the MidCap Equity Fund and the New York Municipal Money Market Fund had not commenced investment operations.

     Galaxy was organized as a Massachusetts business trust on March 31, 1986. Galaxy's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into one or more classes or series of shares by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in the Funds as follows: Class BB shares representing interests in the Prime Reserves; Class CC shares representing interests in the Government Reserves; and Class DD shares representing interests in the Tax-Exempt Reserves. Each Fund is classified as a diversified company under the Investment Company Act of 1940, as amended (the "1940 Act").

     Each share of Galaxy (irrespective of series designation) has a par value of $.001 per share, represents an equal proportionate interest in the related investment portfolio with other shares of the same class (irrespective of series designation), and is entitled to such dividends and distributions out of the income earned on the assets belonging to such investment portfolio as are declared in the discretion of Galaxy's Board of Trustees.

     Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses, shares will be fully paid and non-assessable.

     Holders of all outstanding shares of a particular Fund will vote together in the aggregate on all matters. Further, shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by Galaxy, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Trustees. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as Galaxy shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A particular portfolio is deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment objective or a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of Galaxy voting without regard to class or series.

     Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series. Voting rights are not cumulative and, accordingly, the holders of more than 50% in the aggregate of Galaxy's outstanding shares may elect all of the trustees, irrespective of the votes of other shareholders.

     Galaxy is not required under Massachusetts law to hold annual shareholder meetings and intends to do so only if required by the 1940 Act. Shareholders have the right to remove Trustees. Galaxy's Declaration of Trust provides that a meeting of shareholders shall be called by the Board of Trustees upon a written request of shareholders owning at least 10% of the outstanding shares of Galaxy entitled to vote.

     Galaxy's Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to (a) sell and convey the assets of a portfolio to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of the portfolio involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a portfolio's assets into money and, in connection therewith, to cause all outstanding shares of the portfolio involved to be redeemed at their net asset value; or (c) combine the assets belonging to a portfolio with the assets belonging to another portfolio of Galaxy and, in connection therewith, to cause all outstanding shares of any portfolio to be redeemed at their net asset value or converted into shares of another class of Galaxy's shares at the net asset value. In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares, due to changes in the market prices of the portfolio's investment securities, an amount that is more or less than the original investment. The exercise of such authority by the Board of Trustees will be subject to the provisions of the 1940 Act, and the Board of Trustees will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the portfolio's shareholders at least 30 days prior thereto.

                    INVESTMENT STRATEGIES, POLICIES AND RISKS

     Fleet Investment Advisors Inc. ("Fleet"), the Fund's investment adviser, will use its best efforts to achieve each Fund's investment objective, although such achievement cannot be assured. The investment objective of a Fund, as described in the Prospectuses, may not be changed without the approval of the holders of a majority of its outstanding shares (as defined under "Miscellaneous"). Except as noted herein under "Tax-Exempt Reserves" and below under "Investment Limitations," a Fund's investment policies may be changed without shareholder approval. An investor should not consider an investment in the Funds to be a complete investment program. Each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less in an effort to maintain a stable net asset value per share of $1.00. The value of the Funds' portfolio securities will generally vary inversely with changes in prevailing interest rates. The following investment strategies, policies and risks supplement those set forth in the Funds' Prospectuses.

PRIME RESERVES

     Instruments in which the Prime Reserves invests have remaining maturities of 397 days or less (except for certain variable and floating rate notes and securities underlying certain repurchase agreements). For more information, including applicable quality requirements, see "Other Investment Policies and Risk Considerations" below.

TAX-EXEMPT RESERVES

     Instruments in which the Tax-Exempt Reserves invests have remaining maturities of 397 days or less (except for certain variable and floating rate notes and securities underlying certain repurchase agreements). For more information, including applicable quality requirements, see "Other Investment Policies and Risk Considerations" below.

     Municipal securities, as that term is used in this Statement of Additional Information, are debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their authorities, agencies, instrumentalities and political subdivisions, the interest on which, in the opinion of bond counsel or counsel to the issuer, is exempt from federal income tax. As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the Fund will invest, except during temporary defensive periods, at least 80% of its net assets in municipal securities. The Fund's investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement mentioned above and, under normal market conditions, will not exceed 20% of the Fund's net assets when added together with any taxable investments held by the Fund.

     Although the Fund does not presently intend to do so on a regular basis, it may invest more than 25% of its total assets in municipal securities the interest on which is paid solely from revenues of similar projects. To the extent that the Fund's assets are concentrated in municipal securities payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so invested.

GOVERNMENT RESERVES

     Instruments in which the Government Reserves invests have remaining maturities of 397 days or less (except for certain variable and floating rate notes and securities underlying certain repurchase agreements). See "Other Investment Policies and Risk Considerations" below.

                OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

     Investment methods described in the Prospectuses and this Statement of Additional Information are among those which one or more of the Funds have the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

QUALITY REQUIREMENTS

     Each Fund will purchase only those instruments which meet the applicable quality requirements described below. The Prime Reserves will not purchase a security (other than a U.S. Government security) unless the security or the issuer with respect to comparable securities (i) is rated by at least two nationally recognized statistical rating organizations ("Rating

Agencies") (such as Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch Inc. ("Fitch") in the highest category for short-term debt securities, (ii) is rated by the only Rating Agency that has issued a rating with respect to such security or issuer in such Rating Agency's highest category for short-term debt, or (iii) if not rated, the security is determined to be of comparable quality. The Tax-Exempt Reserves will not purchase a security (other than a U.S. Government security) unless the security
(i) is rated by at least two such Rating Agencies in one of the two highest categories for short-term debt securities, (ii) is rated by the only Rating Agency that has assigned a rating with respect to such security in one of such Rating Agency's two highest categories for short-term debt securities, or (iii) if not rated, the security is determined to be of comparable quality. These rating categories are determined without regard to sub-categories and gradations. The Funds will follow applicable regulations in determining whether a security rated by more than one Rating Agency can be treated as being in the highest or, with respect to the Tax-Exempt Reserves, one of the two highest, short-term rating categories. See "Investment Limitations" below.

     Determinations of comparable quality will be made in accordance with procedures established by the Board of Trustees. Generally, if a security has not been rated by a Rating Agency, Fleet will acquire the security if it determines that the security is of comparable quality to securities that have received the requisite ratings. Fleet considers an issuer's long-term bond ratings and other relevant information in its evaluation of unrated short-term securities.

U.S. GOVERNMENT OBLIGATIONS

     Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

     U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than 10 years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some U.S. Government obligations may be issued as variable or floating rate instruments.

     Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Funds.

MONEY MARKET INSTRUMENTS

     Money market instruments include, but are not limited to, bank obligations and corporate obligations, including commercial paper and corporate bonds with remaining maturities of 397 days or less.

     Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank that is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Investments in non-negotiable time deposits are limited to no more than 5% of the Prime Reserves' total assets at the time of purchase. For the purposes of the Prime Reserves' investment policy with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

     Domestic and foreign banks are subject to extensive but different government regulations which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

     Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional investment risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when Fleet believes that the credit risk with respect to the instrument is minimal.

     Commercial paper may include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's 10% limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if Fleet has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities. The Prime Reserves and Tax-Exempt Reserves may also purchase Rule 144A securities. See "Investment Limitations" below.

MUNICIPAL SECURITIES

     Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, health-related entities, transportation-related projects, educational programs, water and pollution control and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions and for other facilities. Municipal securities include private activity bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

     The two principal classifications of municipal securities that may be held by the Tax-Exempt Reserves are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

     The Tax-Exempt Reserves' portfolio may also include "moral obligation" securities, which are normally issued by special-purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment, but not a legal obligation, of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Fund.

     Municipal securities may include variable rate demand notes, which are long-term municipal securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par.

The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. The Tax-Exempt Reserves treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal securities, the issuer of the participation interest or a guarantor of either issuer.

     Municipal securities purchased by the Tax-Exempt Reserves in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, municipal securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a municipal security held by the Tax-Exempt Reserves, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. As described above under "Money Market Instruments," letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

     There are, of course, variations in the quality of municipal securities, both within a particular category and between categories, and the yields on municipal securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a Rating Agency, such as Moody's, S&P and Fitch IBCA described in Appendix A hereto, represent such Rating Agency's opinion as to the quality of the municipal securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal securities with the same maturity, interest rate and rating may have different yields. Municipal securities of the same maturity and interest rate with different ratings may have the same yield.

     The payment of principal and interest on most securities purchased by the Tax-Exempt Reserves will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multistate agency of which a state is a member is a separate "issuer" as that term is used in this Statement of Additional Information and the Fund's Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

     Among other instruments, the Tax-Exempt Reserves may purchase short-term general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, construction loan notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Tax-Exempt Reserves may invest in long-term tax-exempt instruments, such as municipal bonds and private activity bonds to the extent consistent with the limitations set forth in the Prospectuses for the Fund including applicable maturity restrictions.

     Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. Galaxy cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on municipal securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal securities for investment by the Tax-Exempt Reserves and the liquidity and value of its portfolio. In such an event, the Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

     Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Tax-Exempt Reserves nor Fleet will review the proceedings relating to the issuance of municipal securities or the bases for such opinions.

STAND-BY COMMITMENTS

     The Tax-Exempt Reserves may acquire "stand-by commitments" with respect to municipal securities held by it. Under a stand-by commitment, a dealer agrees to purchase from the Fund, at the Fund's option, specified municipal securities at a specified price. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments acquired by the Fund would be valued at zero in determining the Fund's net asset value. The default or bankruptcy of a securities dealer giving such a commitment would not affect the quality of the municipal securities purchased by the Fund. However, without a stand-by commitment, these securities could be more difficult to sell. The Fund will enter into stand-by commitments only with those dealers whose credit Fleet believes to be of high quality.

     Stand-by commitments are exercisable by the Fund at any time before the maturity of the underlying municipal security, and may be sold, transferred or assigned by the Fund only with respect to the underlying instruments. Although stand-by commitments are often available without the payment of any direct or indirect consideration, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for securities acquired subject to the commitment. Where the Fund pays any consideration directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund.

     The Fund will enter into stand-by commitments only with banks and broker/dealers that present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, Fleet will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

TENDER OPTION BONDS

     The Tax-Exempt Reserves may purchase tender option bonds and similar securities. A tender option bond generally has a long maturity and bears interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, and is coupled with an agreement by a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, usually upon not more than seven days notice or at periodic intervals, to tender their securities to the institution and receive the face value of the securities. In providing the option, the financial institution receives a fee that reduces the fixed rate of the underlying bond and results in the Fund effectively receiving a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Fleet will monitor, on an ongoing basis, the creditworthiness of the issuer of the tender option bond, the financial institution providing the option, and any custodian holding the underlying long-term bond. The bankruptcy, receivership or default of any of the parties to a tender option bond will adversely affect the quality and marketability of the security.

VARIABLE AND FLOATING RATE INSTRUMENTS

     Securities purchased by the Funds may include variable and floating rate instruments. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

     If a variable or floating rate instrument is not rated, Fleet must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such notes and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment.

     Long-term variable and floating rate obligations held by the Funds may have maturities of more than 397 days, provided the Funds are entitled to payment of principal upon not more than 30 days' notice or at specified intervals not exceeding one year (upon not more than 30 days' notice).

     Variable and floating rate obligations with a demand feature held by the Funds will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

     Each Fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually specified date and price ("repurchase agreements"). Repurchase agreements will only be entered into with financial institutions such as banks and broker/dealers that are deemed to be creditworthy by Fleet. No Fund will enter into repurchase agreements with Fleet or any of its affiliates. Unless a repurchase agreement has a remaining maturity of seven days or less or may be terminated on demand upon notice of seven days or less, the repurchase agreement will be considered an illiquid security and will be subject to the Funds' 10% limit described in Investment Limitations No. 9 under "Investment Limitations" below.

     The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the agreed upon repurchase price. If the seller defaulted on its repurchase obligation, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) were less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. Income on repurchase agreements is taxable. The Tax-Exempt Reserves' investments in repurchase agreements will be, under normal market conditions, subject to such Fund's 20% overall limit on taxable obligations.

     The repurchase price under a repurchase agreement generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreements). Securities subject to repurchase agreements will be held by a Fund's custodian or sub-custodian in a segregated account or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

     The Prime Reserves and Government Reserves may also borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). A reverse repurchase agreement involves the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

     Whenever a Fund enters into a reverse repurchase agreement, the Fund will place in a segregated custodial account liquid assets such as cash or liquid securities equal to the repurchase price (including accrued interest). The Fund will monitor the account to ensure such equivalent values are maintained. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

WHEN-ISSUED AND DELAYED SETTLEMENT TRANSACTIONS

     Each Fund may purchase securities on a "when-issued" or "delayed settlement" basis. When-issued transactions, which involve a commitment by a Fund to purchase particular securities with payment and delivery taking place at a future date (perhaps one or two months later) permit the Fund to lock in a price or yield on a security it intends to purchase, regardless of future changes in interest rates. Delayed settlement describes settlement of a securities transaction in the secondary market sometime in the future. When-issued and delayed settlement transactions involve the risk, however, that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the securities delivery takes place. It is expected that, absent unusual market conditions, commitments by a Fund to purchase securities on a when-issued or delayed settlement basis will not exceed 25% of the value of its total assets. These transactions will not be entered into for speculative purposes, but only in furtherance of a Fund's investment objective.

     When a Fund agrees to purchase securities on a "when-issued" or "delayed settlement" basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. In the event of a decline in the value of the securities that the custodian has set aside, the Fund may be required to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. A Fund's net assets may fluctuate to a greater degree if it sets aside portfolio securities to cover such purchase commitments than if it sets aside cash. Because the Fund sets aside liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase securities on a when-issued or delayed settlement basis exceeded 25% of the value of its total assets.

     When a Fund engages in when-issued or delayed settlement transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous for a security. For purposes of determining the average weighted maturity of a Fund's portfolio, the maturity of securities purchased on a when-issued or delayed settlement basis is calculated from the date of settlement of the purchase to the maturity date.

SECURITIES LENDING - PRIME RESERVES AND GOVERNMENT RESERVES

     The Prime Reserves and Government Reserves may lend their portfolio securities to financial institutions such as banks and broker/dealers in accordance with their investment limitations. Such loans would involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Any portfolio securities purchased with cash collateral would also be subject to possible depreciation. Loans will generally be short-term, and will be made only to borrowers deemed by Fleet to be of good standing and only when, in Fleet's judgment, the income to be earned from the loan justifies the attendant risks. The Funds currently intend to limit the lending of their portfolio securities so that, at any given time, securities loaned by a Fund represent not more than one-third of the value of its total assets.

     A Fund that loans portfolio securities would continue to accrue interest on the securities loaned and would also earn income on the loans. Any cash collateral received by the Government Reserves in connection with such loans would be invested in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; cash collateral received by the Prime Reserves would be invested in high quality, short-term "money market" instruments.

GUARANTEED INVESTMENT CONTRACTS - PRIME RESERVES

     The Prime Reserves may invest in guaranteed investment contracts ("GICs") issued by United States insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. The Fund will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated in accordance with the applicable quality requirements described above under "Quality Requirements." GICs are considered illiquid securities and will be subject to the Fund's 10% limitation on illiquid investments, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

ASSET-BACKED SECURITIES - PRIME RESERVES

     The Prime Reserves may purchase asset-backed securities which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables and credit card receivables. The Fund will only purchase asset-backed securities that meet the applicable quality requirements described above under "Quality Requirements."

     Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

     The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity.

     Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities.

     Asset-backed securities are subject to greater risk of default during periods of economic downturn. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in the Fund's experiencing difficulty in valuing or liquidating such securities. For these reasons, under certain circumstances, asset-backed securities may be considered illiquid securities.

INVESTMENT COMPANY SECURITIES

     Each Fund may invest in securities issued by other investment companies that (a) invest in high quality, short-term instruments in which the Fund may invest directly (limited with respect to the Tax-Exempt Reserves to municipal securities) and that meet the applicable quality requirements described above under "Quality Requirements" and (b) determine their net asset value per share based on the amortized cost or penny-rounding method. Investments in other investment companies will cause a Fund (and, indirectly, the Fund's shareholders) to bear proportionately the costs incurred in connection with the investment companies' operations. Such securities may be acquired by a Fund within the limits prescribed by the 1940 Act. Except as otherwise permitted under the 1940 Act, each Fund currently intends to limit its investments in other investment companies so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. A Fund will invest in other investment companies primarily for the purpose of investing its short-term cash which has not as yet been invested in other portfolio instruments.

PORTFOLIO SECURITIES GENERALLY

     Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Trustees or Fleet, pursuant to guidelines established by the Board, will promptly consider such an event in determining whether the Fund involved should continue to hold the obligation. The Board of Trustees or Fleet may determine that it is appropriate for the Fund to continue to hold the obligation if retention is in accordance with the interests of the Fund and applicable regulations of the Securities and Exchange Commission ("SEC").

                             INVESTMENT LIMITATIONS

     In addition to each Fund's investment objective as stated in its Prospectuses, the following investment limitations are matters of fundamental policy and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of its outstanding shares (as defined under "Miscellaneous").

     No Fund may:

     1. Make loans, except that (i) each Fund may purchase or hold debt instruments in accordance with its investment objective and policies,
          (ii) each Fund may enter into repurchase agreements with respect to portfolio securities, and (iii) the Prime Reserves and Government Reserves each may lend portfolio securities against collateral consisting of cash or securities that are consistent with the Fund's permitted investments, where the value of the collateral is equal at all times to at least 100% of the value of the securities loaned.

     2. Purchase securities of any one issuer if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer (the "5% limitation"), except that up to 25% of the value of its total assets may be invested without regard to the 5% limitation; notwithstanding the foregoing restriction, each Fund may invest without regard to the 5% limitation in U.S. Government obligations and as otherwise permitted in accordance with Rule 2a-7 under the 1940 Act or any successor rule.

     3. Borrow money or issue senior securities, except that each Fund may borrow from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing, provided however, that the Prime Reserves and Government Reserves may borrow pursuant to reverse repurchase agreements in accordance with their respective investment policies and in amounts not in excess of 10% of the value of their respective total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Fund's total assets at the time of such borrowing. A Fund will not purchase any portfolio securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

     4. Knowingly invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, restricted securities, non-negotiable time deposits and other securities which are not readily marketable.

     5. Purchase securities on margin (except such short-term credits as may be necessary for the clearance of purchases), make short sales of securities, or maintain a short position.

     6. Act as an underwriter within the meaning of the Securities Act of 1933, as amended; except insofar as a Fund might be deemed to be an underwriter upon disposition of restricted portfolio securities; and except to the extent that the purchase of securities directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

     7. Purchase or sell real estate; except that each taxable Fund may purchase securities that are secured by real estate, and the Prime Reserves may purchase securities of issuers which deal in real estate or interests therein; and except that the Tax-Exempt Reserves may invest in municipal securities secured by real estate or interests therein; however, the Funds will not purchase or sell interests in real estate limited partnerships.

     8. Purchase or sell commodities or commodity contracts or invest in oil, gas or other mineral exploration or development programs or mineral leases.

     9. Invest in or sell put options, call options, straddles, spreads, or any combination thereof.

     10. Invest in companies for the purpose of exercising management or control.

     In addition, the Prime Reserves and Government Reserves may not:

     11. Purchase securities that would cause 25% or more of the value of a Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided, however, that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or, with respect to the Prime Reserves, by domestic banks or U.S. branches of foreign banks that are subject to the same regulation as domestic banks; (b) with respect to the Prime Reserves, wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) with respect to the Prime Reserves, utilities will be classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone each will be considered a separate industry).

     In addition, the Tax-Exempt Reserves may not:

     12. Purchase any securities that would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided, however, that there is no limitation with respect to securities issued or guaranteed by the United States, any state, territory or possession of the U.S. Government, the District of Columbia, or any of their authorities, agencies, instrumentalities, or political subdivisions.

     With respect to Investment Limitation No. 2 above, (a) a security is considered to be issued by the governmental entity or entities whose assets and revenues back the security or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user; (b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee; and (c) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including securities backed by the full faith and credit of the United States) are deemed to be U.S. Government obligations.

     With respect to Investment Limitation No. 3 above, each of the Prime Reserves and Government Reserves intends to limit any borrowings, including reverse repurchase agreements, to not more than 10% of the value of its total assets at the time of such borrowing.

     If a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. With respect to Investment Limitation No. 4 above, the Board of Trustees of Galaxy will determine whether a later increase in the percentage limitation with respect to illiquid securities adversely affects the level of liquidity being maintained by a Fund and will consider whether the Fund should reduce its holdings of illiquid securities in order to maintain adequate liquidity.

     Each Fund may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectuses and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, each Fund will comply with the various requirements of Rule 2a-7 under the 1940 Act which regulates money market funds. In accordance with Rule 2a-7, each of the Prime Reserves and Tax-Exempt Reserves is subject to the 5% limitation contained in Investment Limitation No. 2 above as to all of its assets; however, in accordance with such Rule, each such Fund will be able to invest more than 5% (but no more than 25%) of its total assets in the securities of a single issuer for a period of up to three business days after the purchase thereof, provided that the Fund may not hold more than one such investment at any one time. Adherence by a Fund to the diversification requirements of Rule 2a-7 is deemed to constitute adherence to the diversification requirements of Investment Limitation No. 2 above. Each Fund will determine the effective maturity of its respective investments, as well as its ability to consider a security as having received the requisite short-term ratings by Rating Agencies, according to Rule 2a-7. A Fund may change these operating policies to reflect changes in the laws and regulations without the approval of its shareholders.

     Rule 144A under the 1933 Act allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Investment by the Prime Reserves or the Tax-Exempt Reserves in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of each Fund's 10% limitation on purchases of illiquid securities described above, Rule 144A securities will not be considered to be illiquid if Fleet has determined, in accordance with guidelines established by the Board of Trustees, that an adequate trading market exists for such securities.

                                 NET ASSET VALUE

     Galaxy uses the amortized cost method of valuation to value shares of the Funds. In order to use the amortized cost method, the Funds comply with the various quality and maturity restrictions specified in Rule 2a-7 promulgated under the 1940 Act. Pursuant to this method, a security is valued at its initial acquisition cost, as adjusted for amortization of premium or accretion of discount, regardless of the impact of fluctuating interest rates on the market value of the security. Where it is not appropriate to value a security by the amortized cost method, the security will be valued either by market quotations or by fair value as determined by or under the direction of Galaxy's Board of Trustees. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the security. The value of securities in each of these Funds can be expected to vary inversely with changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security is held to maturity, no gain or loss will be realized.

     The Funds invest only in instruments that meet the applicable quality requirements of Rule 2a-7 and maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable net asset value per share, provided that none of the Funds will purchase any security deemed to have a remaining maturity (as defined in the 1940 Act) of more than 397 days nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. Galaxy's Board of Trustees has established procedures reasonably designed, taking into account current market conditions and each Fund's investment objective, to stabilize the net asset value per share of each Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share of each Fund, calculated by using available market quotations, deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, the Board of Trustees will promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the extent of any deviation from a Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it has agreed to take such steps as it considers appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of a Fund's outstanding shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.

                                    DIVIDENDS

     As stated, Galaxy uses its best efforts to maintain the net asset value per share of each Fund at $1.00. As a result of a significant expense or realized or unrealized loss incurred by any of the Funds, it is possible that a Fund's net asset value per share may fall below $1.00. Should Galaxy incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately the income of a Fund for a particular period, the Board of Trustees would at that time consider whether to adhere to the present dividend policy with respect to the Funds or to revise it in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on the income of the Fund experiencing such effect. Such expense or loss may result in a shareholder's receiving no dividends for the period in which he or she holds shares of a Fund and in its receiving upon redemption a price per share lower than that which he or she paid.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares in each Fund are sold on a continuous basis by Galaxy's distributor, Provident Distributors, Inc. ("PDI"). PDI is a registered broker/dealer with its principal offices located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.

     On a Business Day when the New York Stock Exchange (the "Exchange") closes early due to a partial holiday or otherwise, Galaxy will advance the time at which purchase and redemption orders must be received in order to be processed on that Business Day.

     Galaxy may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading in the markets the Funds normally utilize is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of a Fund's investments or determination of its net asset value not reasonably practicable;
(b) the Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC by order has permitted such suspension.

     If the Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, Galaxy may make payment wholly or partly in securities or other property. Such redemptions will only be made in "readily marketable" securities. In such an event, a shareholder would incur transaction costs in selling the securities or other property. However, Galaxy has filed an election with the SEC to pay in cash all redemptions requested by a shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of a Fund at the beginning of such period. Such commitment cannot be revoked without the prior approval of the SEC.

SPECIAL PROCEDURES FOR IN-KIND PAYMENTS

     Payments for shares of a Fund may, in the discretion of the respective Fund, be made in the form of securities that are permissible investments for the Fund as described in the Prospectuses. For further information about this form of payment, contact your broker-dealer representative. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing procedures used by the Fund; that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; that adequate information be provided to the Fund concerning the basis and other tax matters relating to the securities; and that the amount of the purchase be at least $1,000,000.

                                      TAXES
IN GENERAL

     Each Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and to distribute out its income to shareholders each year, so that each Fund itself generally will be relieved of federal income and excise taxes. If a Fund were to fail to so qualify: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction.

     A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

     The Funds will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back up withholding when required to do so or that he or she is an "exempt recipient."

     A taxable gain or loss may be realized by a shareholder upon redemption, transfer or exchange of shares of a Fund depending upon the tax basis of such shares and their price at the time of redemption, transfer or exchange.

TAX-EXEMPT RESERVES

     It is the policy of the Tax-Exempt Reserves to pay dividends with respect to each taxable year equal to at least the sum of 90% of its net exempt-interest income and 90% of its investment company taxable income, if any. Dividends derived from exempt-interest income ("exempt-interest dividends") may be treated by a Fund's shareholders as items of interest excludable from their gross income under Section 103(a) of the Code, unless, under the circumstances applicable to a particular shareholder, exclusion would be disallowed.

     Dividends from the Tax-Exempt Reserves which are derived from taxable income or from long-term or short-term capital gains will be subject to federal income tax, whether such dividends are paid in the form of cash or additional shares of the Fund.

     An investment in the Tax-Exempt Reserves is not intended to constitute a balanced investment program. Shares of the Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would the shareholder not gain any additional benefit from the Fund's dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed. In addition, the Fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by "private activity bonds" or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who (i) regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) occupies more than 5% of the usable area of such facilities or (iii) are persons for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

     In order for the Tax-Exempt Reserves to pay exempt-interest dividends for any taxable year, at the close of each taxable quarter, at least 50% of the aggregate value of the Fund's portfolio must consist of exempt-interest obligations. Within 60 days after the close of its taxable year, the Fund will notify its shareholders of the portion of the dividends paid by the Fund which constitutes exempt-interest dividends with respect to such taxable year. However, the aggregate amount of dividends so designated by the Fund cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Fund over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by the Fund with respect to any taxable year that qualifies as federal exempt-interest dividends will be the same for all shareholders receiving dividends from the Fund for such year.

     Shareholders should note that, upon the sale or exchange of shares of the Tax-Exempt Reserves, if the shareholder has not held such shares for more than six months, any loss on the sale or exchange of those shares will be disallowed to the extent of the exempt-interest dividends received with respect to the shares.

STATE AND LOCAL

     Exempt-interest dividends and other distributions paid by the Tax-Exempt Reserves may be taxable to shareholders under state or local law as dividend income, even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

     Depending upon the extent of Galaxy's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of a Fund and its shareholders under such laws may differ from their treatment under federal income tax laws. Under state or local law, distributions of net investment income may be taxable to shareholders as dividend income even though a substantial portion of such distributions may be derived from interest on U.S. Government obligations which, if realized directly, would be exempt from such income taxes. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

MISCELLANEOUS

     Shareholders will be advised at least annually as to the federal income tax consequences of distributions made each year.


                              TRUSTEES AND OFFICERS

     The business and affairs of the Funds are managed under the direction of Galaxy's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and the Trust's Declaration of Trust. The trustees and executive officers of Galaxy, their addresses, principal occupations during the past five years, and other affiliations are as follows:

                                             Positions                  Principal Occupation
                                             with The                   During Past 5 Years
Name and Address                             Galaxy Fund                and Other Affiliations
----------------                             -----------                ----------------------


Dwight E. Vicks, Jr.                        Chairman &                  President & Director, Vicks
Vicks Lithograph &                          Trustee                     Lithograph & Printing Corporation
  Printing Corporation                                                  (book manufacturing and
Commercial Drive                                                        commercial printing); Director, Utica
P.O. Box 270                                                            First Insurance Company; Trustee,
Yorkville, NY 13495                                                     Savings Bank of Utica; Director,
Age 67                                                                  Monitor Life Insurance Company;
                                                                        Director, Commercial Travelers
                                                                        Mutual Insurance Company; Trustee,
                                                                        The Galaxy VIP Fund; Trustee,
                                                                        Galaxy Fund II.

John T. O'Neill                              President,                 Private Investor; Executive Vice
28 Narragansett Bay Avenue                   Treasurer &                President and CFO, Hasbro, Inc. (toy
Warwick, RI  02889                           Trustee                    and game manufacturer) until
Age 56                                                                  December 1999; Trustee, The
                                                                        Galaxy VIP Fund; Trustee, Galaxy
                                                                        Fund II.

                                             Positions                  Principal Occupation
                                             with The                   During Past 5 Years
Name and Address                             Galaxy Fund                and Other Affiliations
----------------                             -----------                ----------------------
Louis DeThomasis                             Trustee                    President, Saint Mary's College of
Saint Mary's College                                                    Minnesota; Director, Bright Day
  of Minnesota                                                          Travel, Inc.; Trustee, Religious
Winona, MN 55987                                                        Communities Trust; Trustee, The
Age 60                                                                  Galaxy VIP Fund; Trustee, Galaxy
                                                                        Fund II.

Donald B. Miller                             Trustee                    Chairman, Horizon Media, Inc.
10725 Quail Covey Road                                                  (broadcast services);
Boynton Beach, FL 33436                                                 Director/Trustee, Lexington Funds;
Age 74                                                                  Chairman, Executive Committee,
                                                                        Compton International, Inc.
                                                                        (advertising agency); Trustee, Keuka
                                                                        College; Trustee, The Galaxy VIP
                                                                        Fund; Trustee, Galaxy Fund II.

James M. Seed                                Trustee                    Chairman and President, The Astra
The Astra Ventures, Inc.                                                Projects, Incorporated (land
One Citizens Plaza                                                      development); President, The Astra
Providence, RI 02903                                                    Ventures, Incorporated (previously,
Age 59                                                                  Buffinton Box Company -
                                                                        manufacturer of cardboard boxes);
                                                                        Commissioner, Rhode Island
                                                                        Investment Commission; Trustee,
                                                                        The Galaxy VIP Fund; Trustee,
                                                                        Galaxy Fund II.

Bradford S. Wellman(1)                       Trustee                    Private Investor; Vice President and
2468 Ohio Street                                                        Director, Acadia Management
Bangor, ME  04401                                                       Company (investment services);
Age 69                                                                  Director, Essex County Gas
                                                                        Company, until January 1994;
                                                                        Director, Maine Mutual Fire
                                                                        Insurance Co.; Member, Maine
                                                                        Finance Authority; Trustee, The
                                                                        Galaxy VIP Fund; Trustee, Galaxy
                                                                        Fund II.

                                             Positions                  Principal Occupation
                                             with The                   During Past 5 Years
Name and Address                             Galaxy Fund                and Other Affiliations
----------------                             -----------                ----------------------
W. Bruce McConnel, III                       Secretary                  Partner of the law firm Drinker
One Logan Square                                                        Biddle & Reath LLP, Philadelphia,
18th and Cherry Streets                                                 Pennsylvania.
Philadelphia, PA 19103-6996
Age 57

William Greilich                             Vice President             Vice President, PFPC Inc., 1991-96;
PFPC Inc.                                                               Vice President and Division
4400 Computer Drive                                                     Manager, PFPC Inc., 1996 to
Westboro, MA 01581-5108                                                 present.
Age 46
-------------------------



1. May be deemed to be an "interested person" within the definition set forth in Section 2(a)(19) of the 1940 Act.

     Effective September 8, 2000, each trustee receives an annual aggregate fee of $54,000 for his services as a trustee of Galaxy, The Galaxy VIP Fund ("Galaxy VIP") and Galaxy Fund II ("Galaxy II") (collectively, the "Trusts"), plus an additional $4,000 for each in-person Galaxy Board meeting attended and $1,500 for each in-person Galaxy VIP or Galaxy II Board meeting attended not held concurrently with an in-person Galaxy meeting, and is reimbursed for expenses incurred in attending all meetings. Each trustee also receives $750 for each telephone Board meeting in which the trustee participates, $1,000 for each in-person Board committee meeting attended and $500 for each telephone Board committee meeting in which the trustee participates. The Chairman of the Boards of the Trusts is entitled to an additional annual aggregate fee in the amount of $4,000, and the President and Treasurer of the Trusts is entitled to an additional annual aggregate fee of $2,500 for their services in these respective capacities. The foregoing trustees' and officers' fees are allocated among the portfolios of the Trusts based on their relative net assets. For the period May 28, 1999 until September 7, 2000, each trustee was entitled to receive an annual aggregate fee of $45,000 for his services as a trustee of the Trusts, plus an additional $3,500 for each in-person Galaxy Board meeting attended, with all other fees being those currently in effect. Prior to May 28, 1999, each trustee was entitled to receive an annual aggregate fee of $40,000 for his services as a trustee of the Trusts, plus an additional $2,500 for each in-person Galaxy Board meeting attended, with all other fees being those currently in effect.

     Effective March 1, 1996, each trustee became entitled to participate in The Galaxy Fund, The Galaxy VIP Fund and Galaxy Fund II Deferred Compensation Plans (the "Original Plans"). Effective January 1, 1997, the Original Plans were merged into The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (together with the Original Plans, the

"Plan"). Under the Plan, a trustee may elect to have his deferred fees treated as if they had been invested by the Trusts in the shares of one or more portfolios in the Trusts, or other types of investment options, and the amount paid to the trustees under the Plan will be determined based upon the performance of such investments. Deferral of trustees' fees will have no effect on a portfolio's assets, liabilities, and net income per share, and will not obligate the Trusts to retain the services of any trustee or obligate a portfolio to any level of compensation to the trustee. The Trusts may invest in underlying securities without shareholder approval.

     No employee of Fleet or PFPC Inc. ("PFPC"), Galaxy's administrator, receives any compensation from Galaxy for acting as an officer. The trustees and officers of Galaxy own less than 1% of its outstanding shares.

     The following chart provides certain information about the fees received by Galaxy's trustees during the Funds' fiscal year ended July 31, 2000.

============================================================================================================

                                                                Pension or
                                                                Retirement
                                                                 Benefits           Total Compensation
                                             Aggregate        Accrued as Part         from Galaxy and
                                        Compensation from        of Fund           Fund  Complex* Paid
      Name of Person/position                 Galaxy             Expenses              to Trustees
      -----------------------                 ------             --------              -----------
------------------------------------------------------------------------------------------------------------
Bradford S. Wellman
Trustee                                        $55,760                 None                 $59,750
------------------------------------------------------------------------------------------------------------
Dwight E. Vicks, Jr.
Chairman and Trustee                           $60,427                 None                 $64,750
------------------------------------------------------------------------------------------------------------
Donald B. Miller**
Trustee                                        $56,694                 None                 $60,750
------------------------------------------------------------------------------------------------------------
Rev. Louis DeThomasis
Trustee                                        $55,760                 None                 $59,750
------------------------------------------------------------------------------------------------------------
John T. O'Neill
President, Treasurer
and Trustee                                    $58,094                 None                 $62,250
------------------------------------------------------------------------------------------------------------
James M. Seed**
Trustee                                        $56,694                 None                 $60,750
============================================================================================================

-------------

* The "Fund Complex" consists of Galaxy, The Galaxy VIP Fund and Galaxy Fund II, which comprise a total of 49 separate portfolios as of July 31, 2000.

** Deferred compensation (including interest) in the amounts of $100,680 and $111,017 accrued during the Funds' fiscal year ended July 31, 2000 for Messrs. Miller and Seed, respectively.

SHAREHOLDER AND TRUSTEE LIABILITY

     Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, Galaxy's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of Galaxy, and that every note, bond, contract, order or other undertaking made by Galaxy shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions outside such capacity or some other reason. The Declaration of Trust also provides that Galaxy shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Galaxy, and shall satisfy any judgment thereon. Thus, the risk of shareholder liability is limited to circumstances in which Galaxy itself would be unable to meet its obligations.

     The Declaration of Trust states further that no trustee, officer or agent of Galaxy shall be personally liable for or on account of any contract, debt, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust estate or the conduct of any business of Galaxy; nor shall any trustee be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as trustee. The Declaration of Trust also provides that all persons having any claim against the trustees or Galaxy shall look solely to the trust property for payment.

     With the exceptions stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a trustee, and that the Board of Trustees shall indemnify representatives and employees of Galaxy to the same extent to which they themselves are entitled to indemnification.

                               INVESTMENT ADVISER

     Fleet serves as investment adviser to the Funds. In its advisory agreement, Fleet has agreed to provide investment advisory services to the Funds as described in the Prospectuses. Fleet has also agreed to pay all expenses incurred by it in connection with its activities under the advisory agreement other than the cost of securities (including brokerage commissions) purchased for the Funds. See "Expenses" below.

     For the services provided and expenses assumed, Fleet is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 0.40% of the first $750,000,000 of each Fund's average daily net assets, plus 0.35% of each Fund's average daily net assets in excess of $750,000,000. Fleet may from time to time, in its discretion, allocate a portion of its advisory fees to Fleet Bank or other subsidiaries of FleetBoston Financial Corporation in consideration of their efforts in the sale of shares of the Funds.

     For the fiscal year ended July 31, 2000 and the period from September 22, 1998 (commencement of operations) to July 31, 1999, Galaxy paid advisory fees to Fleet as set forth below:

                                         FOR THE FISCAL YEAR OR PERIOD ENDED JULY 31,
                 FUND                           2000                         1999(1)
                 ----                           ----                         ------
Prime Reserves                             $15,722,584                    $11,806,913
Tax-Exempt Reserves                        $   726,319                    $   546,391
Government Reserves                        $   699,562                    $   503,030
--------------------------

1. For the period from September 28, 1998 (commencement of operations) to July 31, 1999.

     The advisory agreement provides that Fleet shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of its duties under the advisory agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Fleet in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. Unless sooner terminated, the advisory agreement will continue in effect with respect to a particular Fund from year to year as long as such continuance is approved at least annually (i) by the vote of a majority of trustees who are not parties to such advisory agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval; and (ii) by Galaxy's Board of Trustees, or by a vote of a majority of the outstanding shares of such Fund. The term "majority of the outstanding shares of such Fund" means, with respect to approval of an advisory agreement, the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The advisory agreement may be terminated by Galaxy or by Fleet on sixty days' written notice, and will terminate immediately in the event of its assignment.

                                  ADMINISTRATOR

     PFPC (formerly known as First Data Investor Services Group, Inc.), located at 4400 Computer Drive, Westboro, Massachusetts 01581-5108, serves as the Funds' administrator. PFPC is a majority-owned subsidiary of PNC Financial Services Group.

     PFPC generally assists the Funds in their administration and operation. PFPC also serves as administrator to the other portfolios of Galaxy. For the services provided to the Funds, PFPC is entitled to receive administration fees based on the combined average daily net assets of the Funds and the other portfolios offered by Galaxy, computed daily and paid monthly, at the following annual rates, effective June 26, 2000:

                  COMBINED AVERAGE DAILY NET ASSETS                        ANNUAL RATE
                               Up to $2.5 billion..........................   0.090%
                               From $2.5 to $5 billion.....................   0.085%
                               From $5 to $12 billion......................   0.075%
                               From $12 to $15 billion.....................   0.065%
                               From $15 to $18 billion.....................   0.060%
                               From $18 to $21 billion.....................  0.0575%
                               Over $21 billion............................  0.0525%

     For the period from September 10, 1998 through June 25, 2000, Galaxy paid PFPC administration fees based on the combined average daily net assets of the Funds and all other portfolios offered by Galaxy at the following annual rates:

                  COMBINED AVERAGE DAILY NET ASSETS                        ANNUAL RATE
                               Up to $2.5 billion..........................   0.090%
                               From $2.5 to $5 billion.....................   0.085%
                               From $5 to $12 billion......................   0.075%
                               From $12 to $15 billion.....................   0.065%
                               From $15 to $18 billion.....................   0.060%
                               Over $18 billion............................  0.0575%

In addition, PFPC also receives a separate annual fee from each Galaxy portfolio for certain fund accounting services. From time to time, PFPC may waive voluntarily all or a portion of the administration fee payable to it by the Funds.

     For the fiscal year ended July 31, 2000, the Prime Reserves, Tax-Exempt Reserves and Government Reserves paid PFPC administration fees at the effective annual rate of 0.073% of each Fund's average daily net assets.

     For the fiscal year ended July 31, 2000 and the period September 22, 1998 (commencement of operations) through July 31, 1999, PFPC received administration fees as set forth below:

                                                  FOR THE FISCAL YEAR OR PERIOD ENDED JULY 31,
                 FUND                             2000                             1999(1)
                 ----                             ----                             -------
Prime Reserves                              $3,201,005                          $2,485,044
Tax-Exempt Reserves                         $  132,655                          $  103,321
Government Reserves                         $  127,688                          $   95,182
--------------------------

1. For the period from September 28, 1998 (commencement of operations) to July 31, 1999.

     Under the administration agreement between Galaxy and PFPC (the "Administration Agreement"), PFPC has agreed to maintain office facilities for Galaxy, furnish Galaxy with statistical and research data, clerical, accounting, and bookkeeping services, certain other services such as internal auditing services required by Galaxy, and to compute the net asset value and net income of the Funds. PFPC prepares the Funds' annual and semi-annual reports to the SEC, federal and state tax returns, and filings with state securities commissions, arranges for and bears the cost of processing share purchase and redemption orders, maintains the Funds' financial accounts and records, and generally assists in all aspects of Galaxy's operations. Unless otherwise terminated, the Administration Agreement will remain in effect until May 31, 2001 and thereafter will continue from year to year upon annual approval of Galaxy's Board of Trustees.

                          CUSTODIAN AND TRANSFER AGENT

     The Chase Manhattan Bank ("Chase Manhattan"), located at One Chase Manhattan Plaza, New York, New York 10081, a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Funds' assets pursuant to a Global Custody Agreement.

     Under the Global Custody Agreement, Chase Manhattan has agreed to: (i) maintain a separate account or accounts in the name of each Fund; (ii) hold and disburse portfolio securities on account of each Fund; (iii) collect and make disbursements of money on behalf of each Fund; (iv) collect and receive all income and other payments and distributions on account of each Fund's portfolio securities; (v) respond to correspondence from security brokers and others relating to its duties; and (vi) make periodic reports to the Board of Trustees concerning the Funds' operations. Chase Manhattan is authorized to select one or more banks or trust companies to serve as sub-custodian for the Funds, provided that Chase Manhattan shall remain responsible for the performance of all of its duties under the custodian agreement and shall be liable to the Funds for any loss which shall occur as a result of the failure of a sub-custodian to exercise reasonable care with respect to the safekeeping of the Funds' assets. The assets of the Funds are held under bank custodianship in compliance with the 1940 Act.

     PFPC also serves as the Funds' transfer and dividend disbursing agent, pursuant to a Transfer Agency and Services Agreement (the "Transfer Agency Agreement"). Communications to PFPC should be directed to PFPC at P.O. Box 5108, 4400 Computer Drive, Westboro, Massachusetts 01581. Under the Transfer Agency Agreement, PFPC has agreed to: (i) issue and redeem shares of each Fund; (ii) transmit all communications by each Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy materials for meetings of shareholders; (iii) respond to correspondence by security brokers and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Board of Trustees concerning Galaxy's operations.

                                    EXPENSES

     Fleet and PFPC bear all expenses in connection with the performance of their services for the Funds, except that Galaxy bears the expenses incurred in the Funds' operations including: taxes; interest; fees (including fees paid to its trustees and officers who are not affiliated with Fleet or PFPC); SEC fees; state securities fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; advisory, administration, shareholder servicing, Rule 12b-1 distribution, fund accounting and custody fees; charges of the transfer agent and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; costs of independent pricing services; costs of shareholder reports and meetings; and any extraordinary expenses. The Funds also pay for brokerage fees and commissions in connection with the purchase of portfolio securities.

                             PORTFOLIO TRANSACTIONS

     Debt securities purchased or sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

     Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, Fleet will normally deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere or as described below.

     The Funds do not intend to seek profits from short-term trading. Their annual portfolio turnover will be relatively high, but since brokerage commissions are normally not paid on money market instruments, it should not have a material effect on the net income of any of these Funds.

     In purchasing or selling securities for the Funds, Fleet will seek to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one broker/dealer are comparable, Fleet may effect transactions in portfolio securities with broker/dealers who provide research, advice or other services such as market investment literature.

     Except as permitted by the SEC or applicable law, the Funds will not acquire portfolio securities from, make savings deposits in, enter into repurchase or reverse repurchase agreements with, or sell securities to, Fleet, PFPC, or their affiliates, and will not give preference to affiliates and correspondent banks of Fleet with respect to such transactions.

     Galaxy is required to identify any securities of its "regular brokers or dealers" that the Funds have acquired during Galaxy's most recent fiscal year. At July 31, 2000: (1) the Prime Reserves was a party to a repurchase agreement with Goldman, Sachs & Co. with a value of $58,716,000, held commercial paper of Associates Corp. of North America with an aggregate value of $139,827,200, and held commercial paper of Ford Motor Credit Corp. with an aggregate value of $149,203,903; and (2) the Government Reserves was a party to a repurchase agreement with Lehman Brothers with a value of $27,033,000. Goldman, Sachs & Co., Associates Corp. of North America, Ford Motor Credit Corp. and Lehman Brothers (or their affiliates) are considered "regular brokers or dealers" of Galaxy. At July 31, 2000 the Tax-Exempt Reserves did not hold securities of any of Galaxy's "regular brokers or dealers."

     Investment decisions for each Fund are made independently from those for the other Funds and portfolios of Galaxy and for any other investment companies and accounts advised or managed by Fleet. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund, another portfolio of Galaxy, and/or another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Fleet believes to be equitable to the Fund and such other portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by such Fund. To the extent permitted by law, Fleet may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for Galaxy's other Funds and portfolios, or other investment companies or accounts in order to obtain best execution.

                         DISTRIBUTION AND SERVICES PLAN

     Galaxy has adopted a Distribution and Services Plan pursuant to Rule 12b-1 (the "Rule") under the 1940 Act with respect to the Funds. Under the Distribution and Services Plan, Galaxy may pay (i) PDI or another person for distribution services provided and expenses assumed and (ii) broker-dealers or other financial institutions ("Service Organizations") for shareholder administrative support services provided to shareholders of the Funds.

     Payments to PDI are to compensate it for distribution assistance and expenses assumed and activities primarily intended to result in the sale of shares, including compensating dealers and other sales personnel (which may include Quick & Reilly and other affiliates of Fleet), direct advertising and marketing expenses and expenses incurred in connection with preparing, mailing and distributing or publishing advertisements and sales literature, for printing and mailing Prospectuses and Statements of Additional Information (except those used for regulatory purposes or for distribution to existing shareholders), and costs associated with implementing and operating the Distribution and Services Plan.

     The servicing agreements adopted under the Distribution and Services Plan require the Service Organizations receiving such compensation (which may include Quick & Reilly and other affiliates of Fleet) to perform certain services, including providing administrative services with respect to the beneficial owners of shares of the Funds, such as establishing and maintaining accounts and records for their customers who invest in such shares, assisting customers in processing purchase, exchange and redemption requests and/or in changing dividend options and account descriptions, developing, maintaining and supporting systems necessary to support cash management services, such as sweep arrangements, and responding to customer inquiries concerning their investments.

     Under the Distribution and Services Plan, payments by Galaxy for distribution expenses may not exceed 0.75% (annualized) of the average daily net assets of a Fund and payments for shareholder administrative support services may not exceed 0.25% (annualized) of the average daily net asset value of a Fund's outstanding shares which are owned of record or beneficially by a Service Organization's customers for whom the Service Organization is the owner of record or shareholder of record or with whom it has a servicing relationship. As of the date of this Statement of Additional Information, Galaxy intends to limit payments under the Distribution and Services Plan to an aggregate fee of not more than 0.56% (on an annualized basis) of the average daily net assets of the Prime Reserves and not more than 0.51% (on an annualized basis) of the average daily net assets of the Tax-Exempt Reserves and Government Reserves.

     Payments for distribution expenses under the Distribution and Services Plan are subject to the Rule. The Rule defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by" Galaxy. The Rule provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, the Distribution and Services Plan provides that a report of the amounts expended under the Distribution and Services Plan, and the purposes for which such expenditures were incurred, will be made to the Board of Trustees for its review at least quarterly. The Distribution and Services Plan provides that it may not be amended to increase materially the costs which the Funds may bear for distribution pursuant to the Distribution and Services Plan without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board of Trustees, and by a majority of the trustees who are neither "interested persons" (as defined in the 1940 Act) of Galaxy nor have any direct or indirect financial interest in the operation of the Distribution and Services Plan or in any related agreements (the "12b-1 Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments.

     During the fiscal year ended July 31, 2000, the Prime Reserves, Tax-Exempt Reserves and Government Reserves bore distribution fees and shareholder servicing fees under the Distribution and Services Plan as set forth in the table below:

                                                                             SHAREHOLDER
FUND                                                  DISTRIBUTION FEES      SERVICES FEES
----                                                  -----------------      -------------
Prime Reserves.....................................      $10,962,253          $8,769,803
Tax-Exempt Reserves................................      $   453,949          $   272,370
Government Reserves................................      $   437,226          $   262,336

During this period, all amounts paid under the Distribution and Services Plan were attributable to payments to broker-dealers.

     Galaxy's Board of Trustees has concluded that there is a reasonable likelihood that the Distribution and Services Plan will benefit each of the Funds and their respective shareholders. The Distribution and Services Plan is subject to annual reapproval by a majority of the 12b-1 Trustees and is terminable at any time with respect to a Fund by a vote of a majority of the 12b-1 Trustees or by vote of the holders of a majority of the outstanding shares of the Fund. Any agreement entered into pursuant to the Distribution and Services Plan with a Service Organization is terminable with respect to a Fund without penalty, at any time, by vote of a majority of the 12b-1 Trustees, by vote of the holders of a majority of the outstanding shares of the Fund, or by the Service Organization. An agreement will also terminate automatically in the event of its assignment.

     As long as the Distribution and Services Plan is in effect, the nomination of the trustees who are not interested persons of Galaxy (as defined in the 1940
Act) must be committed to the discretion of the 12b-1 Trustees.

                                   DISTRIBUTOR

     PDI serves as Galaxy's distributor. PDI is a registered broker/dealer with principal offices located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406. Jane Haegele is the sole shareholder of PDI.

     Unless otherwise terminated, the Distribution Agreement between Galaxy and PDI remains in effect until November 30, 2001, and thereafter will continue from year to year upon annual approval by Galaxy's Board of Trustees, or by the vote of a majority of the outstanding shares of Galaxy and by the vote of a majority of the Board of Trustees of Galaxy who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement will terminate in the event of its assignment, as defined in the 1940 Act.

It is expected that on or about December 31, 2000 PDI will be acquired by PFPC Distributors, Inc. ("PFPC Distributors"), an indirect, wholly-owned subsidiary of PNC Financial Services Group. PFPC Distributors, 400 Bellevue Parkway, Wilmington, Delaware 19809, is expected to enter into a new Distribution Agreement with Galaxy effective upon the consummation of PFPC Distributor's acquisition of PDI on substantially the same terms and conditions as PDI's existing Distribution Agreement with Galaxy.

                                    AUDITORS

     Ernst & Young LLP, independent auditors, with offices at 200 Clarendon Street, Hancock Tower, Boston, Massachusetts 02116-5072, serves as auditors for Galaxy. The financial highlights for the respective Funds included in their Prospectuses and the financial statements for the Funds contained in the Funds' Annual Report to Shareholders and incorporated by reference into this Statement of Additional Information for the fiscal year ended July 31, 2000 have been audited by Ernst & Young LLP.

                                     COUNSEL

     Drinker Biddle & Reath LLP (of which W. Bruce McConnel, III, Secretary of Galaxy, is a partner), One Logan Square, 18th & Cherry Streets, Philadelphia, Pennsylvania 19103, are counsel to Galaxy and will pass upon certain legal matters on its behalf.

                                 CODES OF ETHICS

     Galaxy and Fleet have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel subject to their particular codes of ethics to invest in securities, including securities that may be purchased or held by the Funds, for their own accounts. The codes of ethics are on public file with, and are available from, the Securities and Exchange Commission's Public Reference Room in Washington, D.C.

                        PERFORMANCE AND YIELD INFORMATION

     The standardized annualized seven-day yields for the Funds are computed by:
(1) determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account in a Fund having a balance of one share at the beginning of a seven-day period, for which the yield is to be quoted, (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and (3) annualizing the results (I.E., multiplying the base period return by (365/7)). The net change in the value of the account in each Fund includes the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, and all fees that are charged by a Fund to all shareholder accounts in proportion to the length of the base period, other than non-recurring account and sales charges. For any account fees that vary with the size of the account, the amount of fees charged is computed with respect to the Fund's mean (or median) account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The effective compound yield quotation for each Fund is computed by adding 1 to the unannualized base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

     In addition, the Tax-Exempt Reserves may calculate a "tax equivalent yield." The tax equivalent yield is computed by dividing that portion of a Fund's yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund's computed yield that is not tax-exempt. Tax equivalent yields assume the payment of federal income taxes at a rate of 31%.

     The current yields for the Funds may be obtained by calling
1-877-BUY-GALAXY (1-877-289-4252).

     For the seven-day period ended July 31, 2000, the annualized yields and effective yields for the Prime Reserves, Tax-Exempt Reserves and Government Reserves were as set forth below:

                                                                                  TAX-
                                                  ANNUALIZED       EFFECTIVE   EQUIVALENT
FUND                                                 YIELD           YIELD        YIELD
----                                                 -----           ------       -----
Prime Reserves.................................      5.74%            5.90%         *
Tax-Exempt Reserves............................      3.24%            3.29%       4.70%
Government Reserves............................      5.60%            5.76%         *

----------------------
*       Not applicable.

PERFORMANCE REPORTING

     From time to time, in advertisements or in reports to shareholders, the yields of the Funds, as a measure of their performance, may be quoted and compared to those of other mutual funds with similar investment objectives and to other relevant indexes or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data is reported in national financial publications such as DONOGHUE'S MONEY FUND REPORT-Registered Trademark-, a widely recognized independent publication that monitors the performance of mutual funds. Also, the Funds' yield data may be reported in national financial publications including, but not limited to, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, and THE NEW YORK TIMES, or in publications of a local or regional nature. The performance of the Prime Reserves and Government Reserves may also be compared to the average yields reported by the BANK RATE MONITOR for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

     The yield of a Fund refers to the income generated over a seven-day period identified in the advertisement and is calculated as described above. Each Fund may also advertise its "effective yield" which is calculated as described above. The "effective yield" will be slightly higher because of the compounding effect of the assumed reinvestment. Also, the Tax-Exempt Reserves may from time to time advertise a "tax-equivalent yield" to demonstrate the level of taxable yield necessary to produce an after-tax yield equivalent to that achieved by the Fund. The "tax-equivalent yield" is computed as described above.

     The Funds' yields will fluctuate and any quotation of yield should not be considered as representative of the future performance of the Funds. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any fees charged directly by institutions to accounts of customers that have invested in shares of a Fund will not be included in calculations of yield.

     The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include but are not limited to the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products; and tax, retirement and investment planning.

                                  MISCELLANEOUS

     As used in this Statement of Additional Information, "assets belonging to" a particular Fund means the consideration received by Galaxy upon the issuance of shares in that particular Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds and a portion of any general assets of Galaxy not belonging to a particular Fund. In determining the net asset value of a particular Fund, assets belonging to the particular Fund are charged with the direct liabilities in respect of that Fund and with a share of the general liabilities of Galaxy, which are allocated in proportion to the relative asset values of the respective Funds at the time of allocation. Subject to the provisions of Galaxy's Declaration of Trust, determinations by the Board of Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular Fund, are conclusive.

     Shareholders will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by independent certified public accountants.

     A "vote of the holders of a majority of the outstanding shares" of a particular Fund means, with respect to the approval of a investment advisory agreement, a Rule 12b-1 distribution plan or a change in a fundamental investment objective or fundamental investment policy, the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of such Fund, or (b) 67% or more of the shares of such Fund present at a meeting if more than 50% of the outstanding shares of such Fund are represented at the meeting in person or by proxy.

     As of November 14, 2000, the name, address and percentage ownership of the entities or persons who held of record or benefically more than 5% of the outstanding shares of each class of Galaxy's investment portfolios were as follows:

--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    TRUST SHARES
--------------------------------------------------------------------------------
    FLEET NATIONAL BANK
    P.O. BOX 92800
    ROCHESTER, NY 14692-8900                                      99.67%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    RETAIL B SHARES
--------------------------------------------------------------------------------
    WYLIE O'BRIAN
    70 JAFFARIAN ROAD
    HAVERHILL, MA  01832-2909                                      5.04%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    BKB SHARES
--------------------------------------------------------------------------------
    JAMES H. FURNEAUX &
    CAROL S. FURNEAUX
    JTTEN
    810 CONCORD ROAD
    CARLISLE, MA  01741-1523                                       6.11%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    MELLON BANK (DE) NA
    ENHANCED CASH FUND
    WILSHIRE ENHANCED INDEX
    TRUST
    135 SANTILLI HWY.
    EVERETT, MA  02149-1906                                        5.09%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-EXEMPT FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    TRUST SHARES
--------------------------------------------------------------------------------
    FLEET NATIONAL BANK
    P.O. BOX 92800
    ROCHESTER, NY 14692-8900                                     100.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    RETAIL A SHARES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    BRENDA MAY EARL
    279 CENTRAL PARK WEST
    PH-19A
    NEW YORK, NY 10024-3080                                        5.11%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    JOSEPH DIMENNA
    1049 FIFTH AVE. APT. P3
    NEW YORK, NY 10028-0115                                        9.64%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    THOMAS E. DAMBRA
    CONSTANCE M. DAMBRA
    370 RIVERVIEW ROAD
    REXFORD, NY  12148-1428                                       11.28%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    BKB SHARES
--------------------------------------------------------------------------------
    BOB & CO.
    TREASURY
    ATTN:  A. J. FERULLO
    100 FEDERAL STREET
    #01-12-02
    BOSTON, MA  02110-1802                                         6.62%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    ROBERT J. GRANTHAM &
    HANNELORE GRANTHAM
    JTTEN
    71 MOUNT VERNON STREET
    BOSTON, MA  02108-1330                                         6.53%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    GILBERT L. WADE
    143 AVENUE B APARTMENT 6A
    NEW YORK, NY  10009-5026                                       5.19%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GOVERNMENT FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    TRUST SHARES
--------------------------------------------------------------------------------
    FLEET NATIONAL BANK
    P.O. BOX 92800
    ROCHESTER, NY 14692-8900                                      98.40%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TREASURY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    TRUST SHARES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    FLEET NATIONAL BANK
    P.O. BOX 92800
    ROCHESTER, NY 14692-8900                                      94.50%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    RETAIL A SHARES
--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    26 BROADWAY
    NEW YORK, NY 10004-1703                                       11.32%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    BKB SHARES
--------------------------------------------------------------------------------
    ALLAN J. OCONNER
    P. O. BOX 5071
    INCLINE VILLAGE, NV 89450-5071                                 6.07%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    TRUST SHARES
--------------------------------------------------------------------------------
    FLEET NATIONAL BANK
    P.O. BOX 92800
    ROCHESTER, NY  14692-8900                                     17.43%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    BOB & CO.
    TREASURY
    ATTN:  A. J. FERULLO
    100 FEDERAL STREET
    #01-13-07
    BOSTON, MA  02110-1802                                         6.77%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    FLEET BANK OMNIBUS
    STEVEN P. SUCHECKI
    20 CHURCH STREET
    HARTFORD, CT  06103                                           61.32%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    TRUST SHARES
--------------------------------------------------------------------------------
    FLEET NATIONAL BANK
    P.O. BOX 92800
    ROCHESTER, NY 14692-8900                                      98.97%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    TRUST SHARES
--------------------------------------------------------------------------------
    FLEET NATIONAL BANK
    P.O. BOX 92800
    ROCHESTER, NY 14692-8900                                      31.22%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    26 BROADWAY
    NEW YORK, NY  10004-1703                                       5.60%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    BOB & CO.
    TREASURY
    ATTN:  A.J. FERULLO
    100 FEDERAL STREET
    #01-13-07
    BOSTON, MA  02110-1802                                        19.31%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    KERN OIL INC.
    ATTN: VIRGINIA FRAZIER
    7724 E. PANAMA LN.
    BAKERSFIELD, CA 93307-9210                                     7.15%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    RETAIL A SHARES
--------------------------------------------------------------------------------
    FLEET NATIONAL BANK
    P.O. BOX 92800
    ROCHESTER, NY 14692-8900                                      42.78%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    U.S. CLEARING A DIVISION OF FLEET
    SECURITIES, INC.
    26 BROADWAY
    NEW YORK, NY  10004-1703                                      20.43%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    RETAIL A SHARES
--------------------------------------------------------------------------------
    FLEET NATIONAL BANK
    P.O. BOX 92800
    ROCHESTER, NY  14692-8900                                     47.60%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    WILLIAM L. BUCKNALL
    NORMA LEE BUCKNALL
    5 OAK RIDGE DR.
    BETHANY, CT  06524-3117                                        5.42%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQUITY VALUE FUND
--------------------------------------------------------------------------------
    TRUST SHARES
--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638-0001                                      66.24%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638-0001                                      21.78%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638-0001                                       9.84%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQUITY GROWTH FUND
--------------------------------------------------------------------------------
    TRUST SHARES
--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638-0001                                      66.92%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638-0001                                      18.47%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638-0001                                      14.36%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    PRIME A SHARES
--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 104-32732-16
    HILDA BRANDT
    ROLAND PARK PLACE
    830 W. 40TH STREET, APT. 359
    BALTIMORE, MD 21211-2176                                      44.83%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 114-97238-17
    SARA MALLOW
    6415 NW 24TH STREET
    BOCA RATON, FL 33434-4320                                     23.40%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 120-97689-18
    YOOK Y DOO
    46-34 ROBINSON ST.
    FLUSHING, NY 11355-3445                                        7.79%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 021-90471-15
    MABEL L BOWMAN
    35634 MEYERS CT.
    FREMONT, CA 94536-2540                                         6.16%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 237-97013-17
    YALE HIRSHBERG
    48 LAURELWOOD DRIVE
    WEBSTER, MA 01570-3441                                         6.64%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    PRIME B SHARES
--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 111-98315-17
    THOMAS J BERNFELD
    185 WEST END AVENUE, APT. 21D
    NEW YORK, NY 10023-5548                                       18.98%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 166-31108-13
    FRANK CATANHO, TRUSTEE OF THE FRANK CATANHO
    1996 TRUST DATED 10/22/96
    24297 MISSION BLVD.
    HAYWARD, CA 94544-1020                                        12.27%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 024-90318-16
    LYNN C. SHERRIE
    P.O. BOX 316
    WILSON, NY 14172-0316                                         11.91%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 221-00085-18
    WALTER M. SWIECICKI &
    CATHLEEN SWIECICKI JT WROS
    119 OLD BEEKMAN ROAD
    MONMOUTH JUNCTION, NJ 08852-3114                              10.27%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 244-90004-19
    W P FLEMING
    66500 E 253RD
    GROVE, OK 74344-6163                                           5.64%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    US CLEARING CORP.
    FBO 131-98122-18
    ELAINE B. ODESSA
    9 NEWMAN ROAD
    PAWTUCKET, RI 02860-6183                                       6.33%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GROWTH FUND II
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    TRUST SHARES
--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638-0001                                      21.88%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638-0001                                       7.98%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638-0001                                      69.72%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    RETAIL B SHARES
--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO 979-00486-16
    JOSEPH PAPAI JR.
    918 LEE AVENUE
    NORTH BRUNSWICK, NJ  08902-2351                                9.11%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    FLEET BANK NA                                                  6.86%
    CUST OF THE ROLLOVER IRA
    FBO JUAN ROSAI
    25 CRESTVIEW DR.
    NORTH HAVEN, CT  06473
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    JOHN S. BUNTON
    780 MOUNTAIN ROAD
    MAPLEWOOD VILLAGE
    PARSONFIELD, ME  04047                                         5.19%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQUITY INCOME FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    TRUST SHARES
--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638-0001                                      51.76%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638-0001                                      35.50%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638-0001                                      12.43%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    TRUST SHARES
--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638-0001                                      29.33%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638-0001                                      28.07%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638-0001                                      39.60%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    RETAIL A SHARES
--------------------------------------------------------------------------------
    CHARLES SCHWAB & CO. INC.
    SPECIAL CUSTODY ACCT. FOR EXCLUSIVE OF
    CUSTOMERS
    ATTN: MUTUAL FUNDS
    101 MONTGOMERY ST.
    SAN FRANCISCO, CA 94104-4122                                  10.12%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    MELLON BANK, NA
    ACF SMM TRUST 1999-J
    A/C #SMME1000002
    135 SANTILLI HWY
    ROOM 026 0320
    EVERETT, MA 02149-1950                                         7.96%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    PRIME A SHARES
--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO 125-98055-11
    ALBERT F TWANMO
    6508 81ST ST.
    CABIN JOHN, MD 20818-1203                                     80.62%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO 136-99157-13
    JON-PAUL DADAIAN
    178 CLARKEN DRIVE
    WEST ORANGE, NJ 07052-3441                                    14.83%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    PRIME B SHARES
--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 102-59241-17
    CHURCH & FRIARY OF ST. FRANCIS OF ASSISI
    C/O FR. RONALD P STARK OFM
    135 WEST 31ST ST.
    NEW YORK, NY 10001-3405                                       72.65%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 195-90025-18
    GUIDO GUINASSO
    418 COLLEGE AVENUE
    SAN FRANCISCO, CA  94112-1114                                  5.25%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    BKB SHARES
--------------------------------------------------------------------------------
    TRUST COMPANY OF AMERICA
    FB TCA
    P.O. BOX 6503
    ENGLEWOOD, CO 80155-6675                                      25.16%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    TRUST SHARES
--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638-0001                                      54.90%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638-0001                                      40.20%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    PRIME A SHARES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 160-27022-17
    LINDA SHAW, TRUSTEE FOR THE LINDA J SHAW
    TRUST
    920 MEADOWS ROAD
    GENEVA, IL 60134-3052                                         36.51%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 113-27816-16
    PAMELA M FEIN
    68 OAK RIDGE DRIVE
    BETHANY, CT 06524-3118                                        29.52%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 175-97327-10
    MARGARET ANN GILLENWATER
    2525 E PRINCE ROAD #23
    TUCSON, AZ 85716-1146                                         24.69%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO#103-80060-19
    SAINT CLARE SCHOOL ENDOWMENT FUND
    ATTN: FR, O'SHEA/ANDREW J HOUVOURAS
    &/OR BRUCE BLATMAN
    821 PROSPERITY FARMS ROAD
    NO PALM BEACH, FL 33408-4299                                   6.42%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    PRIME B SHARES
--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 147-97497-13
    MARTIN ALLEN SANTE
    8858 MOANALUA WAY
    DIAMONDHEAD, MS 39525                                         29.49%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 103-31744-16
    IRWIN LUFTIG & ELAINE LUFTIG
    6119 BEAR CREEK CT
    LAKE WORTH, FL 33467-6812                                     19.45%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 148-28677-18
    LINDA M. BERKE & MICHAEL E. BERKE JT TEN
    30941 WESTWOOD ROAD
    FARMINGTON HILLS, MI 48331-1466                               16.54%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 147-29019-15
    WALTER W QUAN
    2617 SKYLINE DRIVE
    LORAIN, OH 44053-2243                                         16.14%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 013-90166-12
    FLORENCE G. ST. ONGE
    34 CEDAR LANE
    WARREN, RI 02885-2236                                          6.18%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 108-00116-10
    MICHAEL KENNEDY & CARLEEN KENNEDY JT WROS
    12 WALTON AVENUE
    LOCUST VALLEY, NY 11560-1227                                   5.94%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    TRUST SHARES
--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638-0001                                      91.77%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638-0001                                       6.79%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    PRIME A SHARES
--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 114-97238-17
    SARA MALLOW
    6415 NW 24TH STREET
    BOCA RATON, FL 33434-4320                                     33.07%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 175-97327-10
    MARGARET ANN GILLENWATER
    2525 E PRINCE ROAD #23
    TUCSON, AZ 85716-1146                                         21.13%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO 170-29789-15
    NICHOLAS G. ROSELLI & NICHOLAS A. ROSELLI JT
    WROS
    315 SOUTHAMPTON ROAD
    WESTFIELD, MA 01085-1360                                      10.79%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO 194-97099-17
    JAMES KENNETH WINTER
    2523 GREENRIDGE DR.
    BELDEN, MS  08826-9530                                        14.41%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING CORP
    FBO# 155-98529-16
    FREDERICK B GALT
    144 JAY STREET
    ALBANY, NY 12210-1806                                          5.01%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    PRIME B SHARES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 138-97818-14
    CAROL Y FOSTER
    524 MARIE AVENUE
    BLOUNTSTOWN, FL 32424-1218                                    10.87%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 102-92974-11
    ANN E HERZOG
    74 TACOMA STREET
    STATEN ISLAND, NY 10304-4222                                  10.37%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 166-98559-16
    ANN P SARGENT
    422 LOS ENCINOS AVENUE
    SAN JOSE, CA 95134-1336                                        6.91%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 166-97970-19
    ALICIA E SCHOBER
    10139 RIDGEWAY DRIVE
    CUPERTINO, CA 95014-2658                                       6.71%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 194-14889-16
    PAUL R THORNTON & KARIN Z THORNTON JT TEN
    1207 OAK GLEN LANE
    SUGAR LAND, TX 77479-6175                                      6.16%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING CORP
    FBO# 013-00189-14
    DAVID PAQUIN & SUSAN PAQUIN
    ATTN: PAUL D NUNES VP
    JT TEN 100 WESTMINISTER ST.,
    RI/MO/F02G
    PROVIDENCE, RI 02903-2318                                      5.11%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL COMPANY EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    TRUST SHARES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638                                           61.39%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638                                           28.39%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638                                            9.14%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    TRUST SHARES
--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638-0001                                      44.63%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638-0001                                      36.65%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638-0001                                      18.54%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    PRIME A SHARES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 104-32732-16
    HILDA BRANDT
    ROLAND PARK PLACE
    830 W. 40TH, APT. 359
    BALTIMORE, MD 21211-2176                                      30.37%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 150-98301-11
    N CLIFFORD NELSON JR
    58 MIDDLEBURY ROAD
    ORCHARD PARK, NY 14127-3581                                   19.14%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 102-60254-19
    FREDERICK W GEISSINGER
    601 NW 2ND STREET
    EVANSVILLE, IN 47708-1013                                     19.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 103-97564-14
    THOMAS X MCKENNA
    170 TURTLE CREEK DRIVE
    TEQUESTA, FL 33469-1547                                       12.75%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 103-31296-18
    EDWARD U RODDY III
    109 ANGLER AVENUE
    PALM BEACH, FL 33480-3101                                      9.35%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    PRIME B SHARES
--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 111-98315-17
    THOMAS J BERNFELD
    185 WEST END AVENUE, APT. 21D
    NEW YORK, NY 10023-5548                                       13.72%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 162-27769-10
    GILBERT SHUE & EVA SHUE TRUSTEES
    SHUE FAMILY TRUST - DTD
    11/8/84
    10119 RIVERSIDE DR.
    ONTARIO, CA  91761-7814                                       12.03%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 107-30623-15
    ANDREJS ZVEJNIEKS
    2337 CHRISTOPHER WALK
    ATLANTA, GA 30327-1110                                         9.29%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 108-98472-11
    RUFUS O. EDDINS, JR.
    360 DOMINION CIRCLE
    KNOXVILLE, TN 37922-2750                                       7.23%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 221-97250-13
    MICHEAL A VESCHI
    106 EXMOOR COURT
    LEESBURG, VA 20176-2049                                        6.94%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STRATEGIC EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    TRUST SHARES
--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638-0001                                      94.24%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4
    159 EAST MAIN STREET
    ROCHESTER, NY 14638-0001                                       5.20%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    RETAIL B SHARES
--------------------------------------------------------------------------------
    VIOLET K. SAIDNEHR
    260 MIDDLE NECK ROAD
    GREAT NECK, NY  11021-1175                                     5.92%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PAN-ASIA FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    TRUST SHARES
--------------------------------------------------------------------------------
    FIM FUNDING, INC.
    ATTN: RICHARD JOSEPH
    75 STATE STREET
    5TH FLOOR
    MAILSTOP: MA DE 10404G
    BOSTON, MA 02109                                             100.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    RETAIL A SHARES
--------------------------------------------------------------------------------
    MARK MASKOWITZ
    P.O. BOX 576
    WAINSCOTT, NY 11975-0576                                      45.80%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    FLEET BANK, NA
    CUST FOR THE IRA PLAN FBO
    MARK MASKOWITZ
    P.O. BOX 576
    WAINSCOTT, NY 11975-0576                                      21.26%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    ANTHONY P VERICCO
    & ANTONIA VERICCO JT WROS
    32 SUSAN DRIVE
    SAUGUS, MA 01906                                               5.40%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    JOHN J MANCINI
    ANTHONY MANCINI JT TEN
    114 ALPINE ROAD
    PORTLAND, ME 04103-2804                                       11.30%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    RETAIL B SHARES
--------------------------------------------------------------------------------
    ANDREW MONTZOLIS
    40 FOX RUN ROAD
    WATERBURY, CT 06708-2137                                       7.27%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    FLEET BANK, NA
    CUST OF THE ROLLOVER IRA
    FBO BEN V. PHAN
    120 STOUGHTON STREET
    DORCHESTER, MA 02125-1900                                     68.01%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    FIM FUNDING, INC.
    ATTN: RICHARD JOSEPH
    75 STATE STREET, 5TH FLOOR
    MAILSTOP: MA DE 10404G
    BOSTON, MA 02109                                              12.03%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING CORP
    FBO# 245-01434-13
    ANTHONY M. SAVOY
    103 OAK STREET
    INDIAN ORCHARD, MA 01151-1538                                 12.64%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    PRIME A SHARES
--------------------------------------------------------------------------------
    FIM FUNDING, INC.
    ATTN: RICHARD JOSEPH
    75 STATE STREET
    5TH FLOOR
    MAILSTOP: MA DE 10404G
    BOSTON, MA 02109                                              99.61%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    PRIME B SHARES
--------------------------------------------------------------------------------
    FIM FUNDING, INC.
    ATTN: RICHARD JOSEPH
    75 STATE STREET
    5TH FLOOR
    MAILSTOP: MA DE 10404G
    BOSTON, MA 02109                                              99.61%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    TRUST SHARES
--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS  UNIT -
    NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638-0001                                      64.39%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT -
    NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638-0001                                      21.17%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT -
    NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 1648-0001                                       14.19%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    RETAIL B SHARES
--------------------------------------------------------------------------------
    ADRIANA VITA
    345 PARK AVE.
    NEW YORK, NY 10154                                             5.37%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    FLEET BANK, NA
    CUST OF THE ROLLOVER IRA
    FBO JOEL J CORRIVEAU, SR.
    28 LOUISE AVE.
    METHUEN, MA 01844                                              9.24%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    BKB SHARES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    BOOTT MILLS
    C/O RICHARD D LEGGAT
    25TH FLOOR
    150 FEDERAL STREET
    BOSTON, MA 02110-1745                                          8.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    PIPE FITTERS LOCAL 537
    HEALTH & WELFARE FUND
    35 TRAVIS STREET #1
    ALLSTON, MA 02134-1251                                         8.47%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGH QUALITY BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    TRUST SHARES
--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT -
    NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638-0001                                      32.76%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT -
    NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638-0001                                      16.78%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT -
    NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638-0001                                      50.04%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    PRIME A SHARES
--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 103-30971-12
    DORIS G SCHACK
    FBO - DORIS G SCHACK
    LIVING TRUST
    9161 EAST EVANS
    SCOTTSDALE, AZ 85260-7575                                     19.66%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 132-90090-11
    VIRGINIA HOLMES
    303 BELLA VISTA DRIVE
    ITHACA, NY 14850-5774                                         54.35%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 013-02964-11
    JANE L GRAYHURST
    770 BOYLSTON ST., APT 10G
    BOSTON, MA 02199-7709                                          8.96%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 132-47141-10
    VIRGINIA A HOLMES
    303 BELLA VISTA DRIVE
    ITHACA, NY 14850-5774                                         16.88%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    PRIME B SHARES
--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 200-70099-19
    NEIL C FELDMAN
    41 WINDHAM WAY
    ENGLISHTOWN, NJ 07726-8216                                    32.60%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF
    FLEET SECURITIES INC.
    FBO# 119-97697-10
    IRA ZORNBERG
    4219 NAUTILUS AVENUE
    BROOKLYN, NY 11224-1019                                       13.15%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 147-24459-13
    JAY ROBERT KLEIN
    26800 AMHEARST CIRCLE
    #209
    CLEVELAND, OH 44122-7572                                      12.63%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 230-02116-18
    MARJORIE DION
    301 RAIMOND STREET
    YAPHANK, NY 11980-9725                                        12.54%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 157-98031-13
    PATRICIA FUSCO
    112 E. CHAPEL AVENUE
    CHERRY HILL, NJ 08034-1204                                     8.39%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 238-97175-19
    MARIE GOTTFRIED
    10208 ANDOVER COACH
    CIRCLE H-2
    LAKE WORTH, FL 33467-8158                                      6.21%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    TRUST SHARES
--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT -
    NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638-0001                                      31.45%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT -
    NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638-0001                                      56.13%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT -
    NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638-0001                                      11.84%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    RETAIL B SHARES
--------------------------------------------------------------------------------
    CHELSEA POLICE RELIEF ASSOC.
    JOHN R. PHILLIPS TREAS.
    &MICHAEL MCCONA CLERK
    180 CRESCENT AVENUE
    CHELSEA, MA 02150-3017                                        16.91%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    JOSUE COLON CUST
    HAZEL COLON UGMA CT
    400 LASALLE ST.
    NEW BRITAN, CT 06051-1315                                      9.42%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    ELIZABETH MUGAR
    10 CHESTNUT ST.
    APT. 1808
    SPRINGFIELD, MA 01103-1709                                     8.70%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    TRUST SHARES
--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT -
    NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638-0001                                      38.90%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT -
    NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638-0001                                      24.46%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT -
    NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638-0001                                      36.33%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    RETAIL A SHARES
--------------------------------------------------------------------------------
    CHARLES DAGRACA & BARBARA
    DAGRACA
    JT WROS 20 WILLIAM PENN RD.
    WARREN, NJ 07059                                               8.23%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    RETAIL B SHARES
--------------------------------------------------------------------------------
    SYLVIA FENDLER
    72 BRINKERHOFF AVE.
    STAMFORD, CT 06905                                            11.58%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    FRANCES E STADY
    P.O. BOX 433
    3176 MAIN ST.
    YORKSHIRE, NY 14173-0433                                      5.97%
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
    US CLEARING A DIVISION OF
    FLEET SECURITIES INC.
    FBO# 978-02869-11 CAROL GUY & ALI E GUY
    14 THOMAS ST.
    SCARSDALE, NY 10583-1031                                       5.16%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    TRUST SHARES
--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT -
    NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638                                            5.80%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT -
    NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638                                           92.01%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    RETAIL A SHARES
--------------------------------------------------------------------------------
    LYNNE P ELDRIDGE REV. LIVING TRUST
    LYNNE P ELDRIDGE TRUSTEE
    U/T/A DATED 2/24/00
    12 TIDES END LANE
    PO BOX 576
    EAST ORLEANS, MA 02643-0576                                   99.26%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    BKB SHARES
--------------------------------------------------------------------------------
    CHARLES SCHWAB & CO.
    ATTN: MUTUAL FUNDS
    101 MONTGOMERY STREET
    SAN FRANCISCO, CA 94104-4122                                  36.59%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    RICHARD F MESSING
    3310 SOUTH OCEAN BLVD.
    APT. 532
    HIGHLAND BEACH, FL 33487                                      5.14%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    TRUST SHARES
--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT -
    NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638                                           71.33%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT -
    NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638                                           28.46%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    RETAIL A SHARES
--------------------------------------------------------------------------------
    THEODORE KONSTANTINO
    JEAN N. KONSTANTINO JT WROS
    49 SHORE RD.
    CLINTON, CT 06413-2363                                        11.38%
--------------------------------------------------------------------------------
    PRIME A SHARES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    TRUST SHARES
--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT -
    NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638                                           93.05%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    RETAIL A SHARES
--------------------------------------------------------------------------------
    MARIA GUARNA & NAZZARENO
    GUARNA JT WROS
    147 WOODBURY AVE.
    STAMFORD, CT 06907                                            31.56%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    CATHERINE J. FELLOWS
    7 PENT ROAD
    BLOOMFIELD, CT 06002-1518                                     11.40%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    MCGRATH FAMILY LIVING TRUST
    GEORGE MCGRATH TRUSTEE
    35 RIDGEWOOD ROAD
    MERIDEN, CT 06450-4459                                        56.98%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    BKB SHARES
--------------------------------------------------------------------------------
    CHARLES SCHWAB & CO.
    ATTN: MUTUAL FUNDS
    101 MONTGOMERY STREET
    SAN FRANCISCO, CA 94104-4122                                  25.20%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    TRUST SHARES
--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638-0001                                      89.42%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY 14638-0001                                       9.54%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    TRUST SHARES
--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY  14638-0001                                     42.94%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY  14638-0001                                     54.88%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    TRUST SHARES
--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY  14638-0001                                     84.50%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY  14638-0001                                     14.97%
--------------------------------------------------------------------------------
    RETAIL A SHARES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    EDWARD S. KONDI &
    WENJA S. KONDI JT WROS
    501 LEXINGTON ST.
    UNIT 1
    WALTHAM, MA  02462                                            22.38%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    WILLIAM J. TEDOLDI & BETSY M. TEDOLDI JT WROS
    68 HIGH ST.
    NEEDHAM, MA  02492                                            44.57%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 245-00100-00
    MARC P. HAYES & HELEN HAYES JTTEN
    52 PHILLIP FARM RD.
    MARSHFIELD, MA  02050                                         21.84%
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CORPORATE BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    TRUST SHARES
--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY  14638-0001                                     37.64%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY  14638-0001                                     34.42%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY  14638-0001                                     21.52%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
RHODE ISLAND MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    TRUST SHARES
--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY  14638-0001                                     90.44%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY  14638-0001                                      9.21%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    RETAIL A SHARES
--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY  14638-0001                                     33.93%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY  14638-0001                                     24.64%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    JAMES R MCCULLOCH
    C/O MICROFIBRE
    P.O. BOX 1208
    PAWTUCKET, RI 02862-1208                                       7.29%
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    BKB SHARES
--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO# 245-26616-10
    PENN & CURREN MATERIALS
    75 PENNSYLVANIA AVENUE
    WARWICK, RI  02888-3028                                        9.18%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    CHARLES SCHWAB & CO.
    ATTN:  MUTUAL FUNDS
    101 MONTGOMERY STREET
    SAN FRANCISCO, CA  94104-4122                                  8.13%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    JOHN J ALMEDIA TR
    JOHN J ALMEDIA REVOCABLE TRUST
    U/A DATED MAY 15, 1997
    517 PLEASANT STREET
    PAWTUCKET, RI 02860-5725                                       5.23%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    TRUST SHARES
--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY  14638-0001                                     63.16%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY  14638-0001                                     31.08%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY  14638-0001                                      5.70%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    RETAIL A SHARES
--------------------------------------------------------------------------------
    MARILYN J BRANTLEY
    5954 VAN ALLEN ROAD
    BELFAST, NY 14711-8750                                        13.59%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------
    TRUST SHARES
--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY  14638-0001                                     52.59%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    GALES & CO.
    FLEET INVESTMENT SERVICES
    MUTUAL FUNDS UNIT - NY/RO/TO4A
    159 EAST MAIN STREET
    ROCHESTER, NY  14638-0001                                     46.85%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    RETAIL A SHARES
--------------------------------------------------------------------------------
    JOHN W MAKI & KIMBERLY MCGRATH MAKI
    JT WROS
    1 CONNET LANE
    MENDHAM, NJ  07945-2938                                        8.96%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO 979-08676-19
    GEORGE L. GUTIERREZ & NEREIDA GUTIERREZ
    8 OLD FARM ROAD
    SADDLE RIVER, NJ  07458-3106                                  26.75%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    US CLEARING A DIVISION OF FLEET SECURITIES
    INC.
    FBO 979-10688-11
    JOHN J. DELUCCA
    314 ARDMORE ROAD
    HO HO KUS, NJ  07423-1110                                     59.11%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRIME RESERVES
--------------------------------------------------------------------------------
    U.S. CLEARING
    26 BROADWAY
    NEW YORK, NY  10004-1703                                     100.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GOVERNMENT RESERVES
--------------------------------------------------------------------------------
    U.S. CLEARING
    26 BROADWAY
    NEW YORK, NY  10004-1703                                     100.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-EXEMPT RESERVES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------
    U.S. CLEARING
    26 BROADWAY
    NEW YORK, NY  10004-1703                                     100.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      AS OF NOVEMBER 14, 2000, THE NAME, ADDRESS AND PERCENTAGE OWNERSHIP OF THE
ENTITIES OR PERSONS THAT HELD BENEFICIALLY MORE THAN 5% OF THE OUTSTANDING TRUST
SHARES OF EACH OF GALAXY'S INVESTMENT PORTFOLIOS WERE AS FOLLOWS:
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    STABLE ASSET FUND
    C/O NORSTAR TRUST CO
    GALES & CO
    159 EAST MAIN
    ROCHESTER, NY 14638                                           13.04%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GOVERNMENT FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    MURPHY JOHN DAVIS TRUA
    C/O NORSTAR TRUST CO
    GALES & CO
    159 EAST MAIN
    ROCHESTER, NY 14638                                            6.89%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TREASURY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    LORING WALCOTT CLIENT SWEEP ACCT.
    C/O NORSTAR TRUST CO
    GALES & CO
    159 EAST MAIN
    ROCHESTER, NY 14638                                           28.08%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQUITY VALUE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    LEVITON MFG CO RET SAV PLAN
    C/O NORSTAR TRUST CO
    GALES & CO
    159 EAST MAIN
    ROCHESTER, NY 14638                                            6.34%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
EQUITY GROWTH FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    FLEET SAVINGS PLUS-EQUITY GROWTH
    C/O NORSTAR TRUST CO
    GALES & CO
    159 EAST MAIN
    ROCHESTER, NY 14638                                           23.44%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    NUSCO RETIREE HEALTH VEBA TRUST
    C/O NORSTAR TRUST CO
    GALES & CO
    159 EAST MAIN
    ROCHESTER, NY 14638                                            6.59%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    FLEET SAVINGS PLUS-INTL EQUITY
    C/O NORSTAR TRUST CO
    GALES & CO
    159 EAST MAIN
    ROCHESTER, NY  14638                                           8.78%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    FFG INTERNATIONAL EQUITY FUND
    C/O NORSTAR TRUST CO
    GALES & CO
    159 EAST MAIN
    ROCHESTER, NY 14638                                            7.18%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STRATEGIC EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    FFG RETIREMENT & PENSION VDG
    C/O FLEET FINANCIAL GROUP
    159 EAST MAIN
    ROCHESTER, NY 14638                                           90.51%
--------------------------------------------------------------------------------
HIGH QUALITY BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    FLEET SAVINGS PLUS PLAN-HQ BOND
    C/O NORSTAR TRUST CO
    GALES & CO
    159 EAST MAIN
    ROCHESTER, NY 14638                                           12.42%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    SHORT TERM BOND FUND
    BROWN SHOE CO.
    C/O NORSTAR TRUST CO
    GALES & CO
    159 EAST MAIN
    ROCHESTER, NY 14638                                            8.84%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    FLEET SAVINGS PLUS-ASSET ALLOCATION
    C/O NORSTAR TRUST CO
    GALES & CO
    159 EAST MAIN
    ROCHESTER, NY 14638                                           31.72%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL COMPANY EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    FLEET SAVINGS PLUS-SMALL COMPANY
    C/O NORSTAR TRUST CO
    GALES & CO
    159 EAST MAIN
    ROCHESTER, NY 14638                                           37.23%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    NUSCO RETIREE HEALTH VEBA TRUST
    C/O NORSTAR TRUST CO
    GALES & CO
    159 EAST MAIN
    ROCHESTER, NY 14638                                           37.77%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    WINNIFRED M PURDY
    C/O NORSTAR TRUST CO
    GALES & CO
    159 EAST MAIN
    ROCHESTER, NY 14638                                            7.83%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    JOHN H. DVERDEN IMA
    C/O NORSTAR TRUST CO.
    GALES & CO
    159 EAST MAIN
    ROCHESTER, NY  14638                                           6.88%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    COLE HERSEE PENSION PLAN
    C/O NORSTAR TRUST CO
    GALES & CO
    159 EAST MAIN
    ROCHESTER, NY 14638                                            7.36%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    FLEET SAVINGS PLUS-GRTH INCOME
    C/O NORSTAR TRUST CO
    GALES & CO
    159 EAST MAIN
    ROCHESTER, NY 14638                                           38.31%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    FFG EMP RET MISC ASSETS SNC
    C/O NORSTAR TRUST CO
    GALES & CO
    159 EAST MAIN
    ROCHESTER, NY 14638                                           23.39%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    CVS INC 401K P/S PLN 3
    C/O NORSTAR TRUST CO
    GALES & CO
    159 EAST MAIN
    ROCHESTER, NY 14638                                           12.51%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    INS CORP. OF NEW YORK
    LIAB. MATCH PORT
    C/O NORSTAR TRUST CO.
    GALES & CO.
    159 EAST MAIN
    ROCHESTER, NY  14638                                           6.05%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    PERILLO TOURS
    C/O NORSTAR TRUST CO/GALES & CO
    159 EAST MAIN
    ROCHESTER, NY 14638                                           19.40%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    ROYAL CHAMBORD IMA
    C/O NORSTAR TRUST CO/GALES & CO
    159 EAST MAIN
    ROCHESTER, NY 14638                                            9.70%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    MCKEE WENDELL A. MARITAL TRUST
    C/O NORSTAR TRUST CO/GALES & CO
    159 EAST MAIN
    ROCHESTER, NY 14638                                            9.63%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    DOROTHY L. NELSON
    C/O NORSTAR TRUST CO
    GALES & CO
    159 EAST MAIN
    ROCHESTER, NY 14638                                            6.49%
--------------------------------------------------------------------------------
    ROBERT LAWRENCE JR.
    C/O NORSTAR TRUST CO
    GALES & CO
    159 EAST MAIN
    ROCHESTER, NY 14638                                            5.49%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RHODE ISLAND MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    CP PRITCHARD TR GST NON-EXEMPT
    C/O NORSTAR TRUST CO.
    GALES & CO.
    159 EAST MAIN
    ROCHESTER, NY  14638                                          13.33%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            REGISTRATION NAME                           PERCENT OWNERSHIP
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INSTITUTIONAL TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    TRANSWITCH CAP FOCUS ACCR B
    C/O NORSTAR TRUST CO.
    GALES & CO.
    159 EAST MAIN
    ROCHESTER, NY  14638                                           9.07%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    T.P. PARKAS TEMP
    C/O NORSTAR TRUST CO.
    GALES & CO.
    159 EAST MAIN
    ROCHESTER, NY  14638                                          10.51%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    M.G./MICHAEL SENDZIMIR
    C/O NORSTAR TRUST CO.
    GALES & CO.
    159 EAST MAIN
    ROCHESTER, NY  14638                                           5.34%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    C. PRITCHARD TR B SH LP HESS
    C/O NORSTAR TRUST CO.
    GALES & CO.
    159 EAST MAIN
    ROCHESTER, NY  14638                                           6.53%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    WILLIAM M. WOOD TRUST
    C/O NORSTAR TRUST CO.
    GALES & CO.
    159 EAST MAIN
    ROCHESTER, NY  14638                                           6.23%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    CHARLES G. BANCROFT TR U/WILL                                  5.74%
    C/O NORSTAR TRUST CO.
    GALES & CO.
    159 EAST MAIN
    ROCHESTER, NY  14638
--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

      Galaxy's Annual Report to Shareholders with respect to the Funds for the fiscal year ended July 31, 2000 has been filed with the SEC. The financial statements in such Annual Report are incorporated by reference into this Statement of Additional Information. The financial statements and financial highlights included in the Annual Report for the Funds for the fiscal year ended July 31, 2000 have been audited by Ernst & Young LLP, whose report thereon also appears in such Annual Report and is incorporated herein by reference. No other parts of the Annual Report are incorporated herein by reference. The financial statements in such Annual Report have been incorporated herein by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                                   APPENDIX A

COMMERCIAL PAPER RATINGS

     A Standard & Poor's commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

     "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Moody's commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

     "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     "Not Prime" - Issuers do not fall within any of the Prime rating categories.


     Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch for short-term obligations:

     "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

     "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     "C" - Securities possess high default risk. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

     "D" - Securities are in actual or imminent payment default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

     The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

     "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

     "C" - An obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

     "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     - "r" - The 'r' highlights obligations that Standard & Poor's believes have significant noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an 'r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     - N.R. Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

     "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

     "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa " - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Con. (...) - Bonds for which the security depends on the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes probable credit stature upon completion of construction or elimination of the basis of the condition.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.


The following summarizes the long-term ratings used by Fitch.

     "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

     "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     "B" - Securities are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

     "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

     Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

NOTES TO FITCH LONG-TERM AND SHORT-TERM RATINGS

     - To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "CCC" and "F1" may be modified by the addition of a plus (+) or minus (-) sign to denote relative standing within these major rating categories.

     - `NR' indicates that Fitch does not rate the issuer or issue in question.

     - `Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

     - Rating Watch: Ratings are placed on RatingWatch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.


     - A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarily, companies whose outlooks are "stable" could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

MUNICIPAL NOTE RATINGS

     A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

     "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

     "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

     "MIG-1"/"MIG-1" - This designation denotes superior credit quality. Excellent protection afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

     "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

     "MIG-3"/"VMIG-3" - This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

     Fitch uses the short-term ratings described under Commercial Paper Ratings for municipal notes.